As filed with the Securities and Exchange Commission on May 30, 1997

                                           1933 Act Registration No. 33-40496
                                           1940 Act Registration No. 811-5990


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 24                   X
                                                                         ---

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 24                           X
                                                                         ---


                          IAI INVESTMENT FUNDS VI, INC.
               (Exact Name of Registrant as Specified in Charter)

                       3700 First Bank Place, P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)


Christopher J. Smith, Esq.                  Copy to:
3700 First Bank Place                       Michael J. Radmer, Esq.
P.O. Box 357                                Dorsey & Whitney
Minneapolis, Minnesota  55440               220 South Sixth Street
(Name and Address of Agent for Service)     Minneapolis, Minnesota  55402

  It is proposed that this filing will become effective (check appropriate box)

             ______  immediately upon filing pursuant to paragraph (b)
             ______  on (date) pursuant to paragraph (b)
             ______  60 days after  filing pursuant to paragraph (a)(1)

             ___X___ on August 1, 1997 pursuant to paragraph  (a)(1)

             ______  75 days after filing pursuant to paragraph (a)(2)
             ______ on (date) pursuant to paragraph (a)(2) of Rule 485

  If appropriate, check the following box:

             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Rule 24f-2 Notices were last filed with the Commission on May 28, 1997.

                          IAI INVESTMENT FUNDS VI, INC.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

Item Number       Caption                                            Prospectus Caption
-----------       -------                                            ------------------

        1         Cover Page....................................     Cover Page of Prospectus

        2         Synopsis......................................     Fund Expense Information

        3         Condensed Financial Information...............     Financial Highlights; Investment Performance

        4         General Description of Registrant ............     Investment Objectives and Policies;
                                                                     Description of Common Stock; Additional
                                                                     Information

        5         Management of the Fund........................     Fund Expense Information; Management;
                                                                     Additional Information; Custodian, Transfer
                                                                     Agent and Dividend Disbursing Agent

        5A        Management's Discussion of Fund Performance        Information is Contained in the Annual Report


        6         Capital Stock and Other Securities............     Dividends, Distributions and Tax Status;
                                                                     Description of Common Stock; Additional
                                                                     Information

        7         Purchase of Securities Being Offered..........     Computation of Net Asset Value and Pricing;
                                                                     Purchase of Shares; Automatic Investment
                                                                     Plan; Exchange Privilege; Automatic Exchange
                                                                     Plan; Retirement Plans; Authorized Telephone
                                                                     Trading

        8         Redemption or Repurchase......................     Systematic Cash Withdrawal Plan; Redemption
                                                                     of Shares; Authorized Telephone Trading

        9         Pending Legal Proceedings.....................     Not Applicable




Item Number       Caption                                            Statement of Additional Information Caption
-----------       -------                                            -------------------------------------------

        10        Cover Page....................................     Cover Page of Statement of Additional
                                                                     Information

        11        Table of Contents.............................     Table of Contents

        12        General Information and History...............     Management

        13        Investment Objectives and Policies............     Investment Objectives and Policies;
                                                                     Investment Restrictions

        14        Management of the Fund........................     Management

        15        Control Persons and Principal
                    Holders of Securities.......................     Management; Capital Stock

        16        Investment Advisory and Other Services........     Management; Prior Agreements; Counsel and
                                                                     Auditors; Custodian; Transfer Agent and
                                                                     Dividend Disbursing Agent

        17        Brokerage Allocation..........................     Portfolio Transactions and Allocation of
                                                                     Brokerage

        18        Capital Stock and Other Securities............     Capital Stock

        19        Purchase, Redemption and Pricing                   Purchases and Redemptions In Kind;
                  of Securities Being Offered...................     Net Asset Value and Public Offering  Price

        20        Tax Status....................................     Tax Status

        21        Underwriters..................................     Prior Agreements

        22        Calculation of Performance Data...............     Investment Performance

        23        Financial Statements..........................     Financial Statements

                         Prospectus Dated August 1, 1997

                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                 IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                                IAI REGIONAL FUND
                                 IAI VALUE FUND

                              3700 First Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                            Telephone 1-612-376-2700
                                 1-800-945-3863


IAI Capital Appreciation Fund ("Capital Appreciation Fund"), IAI Emerging Growth Fund ("Emerging Growth Fund"), and IAI Midcap Growth Fund ("Midcap Growth Fund") are separate portfolios of IAI Investment Funds VI, Inc. IAI Growth Fund ("Growth Fund") is a separate portfolio of IAI Investment Funds II, Inc., IAI Regional Fund ("Regional Fund") is a separate portfolio of IAI Investment Funds IV, Inc., IAI Growth and Income Fund ("Growth and Income Fund") is a separate portfolio of IAI Investment Funds VII, Inc., and IAI Value Fund ("Value Fund") is a separate portfolio of IAI Investment Funds VIII, Inc. Each of these companies is an open-end diversified management investment company authorized to issue its share of common stock in more than one series. Investment Advisers, Inc. ("IAI") serves as each Fund's investment adviser and manager.


Capital Appreciation Fund's investment objective is long-term capital appreciation. Capital Appreciation Fund pursues its investment objective by investing primarily in equity securities of U.S. companies that have above-average prospects for growth.

Emerging Growth Fund pursues its objective of long-term capital appreciation by investing primarily in equity securities of small- and medium-sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above-average capital growth.

Growth Fund's investment objective is long-term capital appreciation. Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above-average rate.

Growth and Income Fund's primary investment objective is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities.

Midcap Growth Fund's investment objective is long-term capital appreciation. Midcap Growth Fund pursues its investment objective by investing primarily in equity securities of medium-sized U.S. companies that have above-average prospects for growth.

Regional Fund pursues its objective of capital appreciation by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

Value Fund pursues its investment objective of long-term capital appreciation primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth.

This Prospectus sets forth concisely the information which a prospective investor should know about each Fund before investing and it should be retained for future reference. A "Statement of Additional Information" dated August 1, 1997, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Funds at the address or telephone number shown on the inside back cover of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           Page

FUND EXPENSE INFORMATION......................................................3
FUND DIRECTORS................................................................3
FINANCIAL HIGHLIGHTS..........................................................4
INVESTMENT OBJECTIVES AND POLICIES...........................................11
         CAPITAL APPRECIATION FUND...........................................11
         EMERGING GROWTH FUND................................................11
         GROWTH FUND.........................................................12
         GROWTH AND INCOME FUND..............................................12
         MIDCAP GROWTH FUND..................................................13
         REGIONAL FUND.......................................................13
         VALUE FUND..........................................................14
PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES....................15
FUND RISK FACTORS............................................................17
MANAGEMENT...................................................................19
INVESTMENT PERFORMANCE.......................................................21
COMPUTATION OF NET ASSET VALUE AND PRICING...................................22
PURCHASE OF SHARES...........................................................22
RETIREMENT PLANS.............................................................24
AUTOMATIC INVESTMENT PLAN....................................................24
REDEMPTION OF SHARES.........................................................24
EXCHANGE PRIVILEGE...........................................................25
AUTOMATIC EXCHANGE PLAN......................................................25
AUTHORIZED TELEPHONE TRADING.................................................26
SYSTEMATIC CASH WITHDRAWAL PLAN..............................................26
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS......................................26
DESCRIPTION OF COMMON STOCK..................................................27
COUNSEL AND AUDITORS.........................................................28
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT......................28
ADDITIONAL INFORMATION.......................................................28

                            FUND EXPENSE INFORMATION

Shareholder Transaction Expenses
_____________________________________________________________________________________________________________________________
                                            IAI            IAI
                                          Capital       Emerging      IAI          IAI             IAI         IAI        IAI
                                        Appreciation     Growth      Growth      Growth and      Midcap      Regional    Value
                                            Fund          Fund        Fund      Income Fund    Growth Fund     Fund       Fund
-------------------------------------- --------------- ------------ ---------- -------------- -------------- ----------- --------
Sales Load Imposed on Purchases             None           None       None         None          None          None      None
Sales Load Imposed on Reinvested
 Dividends                                  None           None       None         None          None          None      None
Redemption Fees*                            None           None       None         None          None          None      None
Exchange Fees                               None           None       None         None          None          None      None
--------------------------------------

* Each Fund charges a $10.00 fee for the payment of redemption proceeds by wire.


Annual Fund Operating Expenses
------------------------------
(as a percentage of average daily net assets)
---------------------------------------------
                                            IAI            IAI
                                          Capital       Emerging       IAI           IAI         IAI            IAI      IAI
                                        Appreciation     Growth      Growth      Growth and     Midcap       Regional   Value
                                            Fund          Fund        Fund       Income Fund  Growth Fund      Fund      Fund
-------------------------------------- --------------- ------------ ---------- -------------- -------------- ---------- ---------

Management Fee                             1.40%          1.19%       1.25%        1.25%          1.25%        1.21%     1.25%
Rule 12b-1 Fee                              None          None        None         None           None         None      None
Other Expenses                              None          None        None%        None           None         None     0.01%
                                           ------         -----       -----       ------          -----        -----     ------
Total Fund Operating Expenses              1.40%          1.19%       1.25%        1.25%          1.25%        1.21%     1.25%
                                           ------         -----       -----        -----          -----        -----    -----

Example:

Based upon the levels of Total Fund Operating Expenses listed above, you would pay the following expenses on a $1,000 investment, assuming a five percent annual return and redemption at the end of each period:

                                                     1 Year   3 Years  5 Years 10 Years
                                                     ------    ------  ------- --------

         IAI Capital Appreciation Fund                $ 14      $ 44     $ 77   $ 168
         IAI Emerging Growth Fund                     $ 12      $ 38     $ 65   $ 144

         IAI Growth Fund                              $ 13      $ 40     $ 69   $ 151
         IAI Growth and Income Fund                   $ 13      $ 40     $ 69   $ 151
         IAI Midcap Growth Fund                       $ 13      $ 40     $ 69   $ 151
         IAI Regional Fund                            $ 12      $ 38     $ 66   $ 147
         IAI Value Fund                               $ 13      $ 40     $ 69   $ 151


     The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For Capital Appreciation Fund, the above information has been restated to reflect the elimination, as of the end of the Fund's last fiscal year, of IAI's voluntary waiver of Management Fees in excess of 1.25% of the Fund's average daily net assets. Absent such waiver, Capital Appreciation Fund would have paid 1.40% of its average daily net assets as the Management Fee. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



         Further information concerning fees paid by each Fund is set forth in the section "Management" below and in the Statement of Additional Information.

                                 FUND DIRECTORS

                     Madeline Betsch           Noel P. Rahn
                     W. William Hodgson        J. Peter Thompson
                     George R. Long            Charles H. Withers

                              FINANCIAL HIGHLIGHTS

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Funds' Annual Reports. The Financial Highlights section of each Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Reports may be obtained by shareholders on request from the Fund at no charge.

CAPITAL APPRECIATION FUND

                                                                                          Period from
                                                                  Year Ended          February 1, 1996(1) to
                                                                March 31, 1997           March 31, 1996
                                                                --------------           --------------

NET ASSET VALUE
  Beginning of period                                              $11.24                    $10.00

OPERATIONS
  Net investment income (loss)                                      (0.09)                     --
  Net realized and unrealized gains                                  2.79                      1.24
                                                               ------------------------------------------------
Total from operations                                                2.70                      1.24
                                                               ------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gains                                                (0.41)                      --
  Tax return of capital                                             (0.04)                      --
                                                               -----------------------------------------------
Total distributions                                                 (0.45)                      --
                                                                -----------------------------------------------
NET ASSET VALUE
  End of period                                                    $13.49                    $11.24
                                                                ===============================================

Total investment return*                                            23.68%                    12.40%

Net assets at end of period (000's omitted)                        $44,230                    $9,411

RATIOS
  Expenses to average daily net assets **                            1.25%                     1.25%***
  Net investment income to average net assets **                    (0.80%)                     0.23%***
  Average brokerage commission rate ***                             $0.0576                    N/A
  Portfolio turnover rate (excluding short-term securities)        132.5%                      1.2%
------------------------------------------------------------

*      Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
** The Fund's adviser voluntarily waived $54,841 and $827, in expenses for the year-ended March 31, 1997 and the period ended March 31, 1996, respectively. If the Fund had been charged these expenses, the ratio of expenses to average daily net assets would have been 1.40% and 1.40%,respectively, and the ratio of net investment income to average daily net assets would have been (0.95%) and 0.087%, respectively.
***    Annualized
*** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)   Commencement of operations


EMERGING GROWTH FUND

                                                                 Years ended March 31,                          Period from
                                                                                                              August 5, 1991(1)
                                          -------------------------------------------------------------             to
                                             1997          1996           1995         1994        1993       March 31, 1992
                                             ----          ----           ----         ----       -----       --------------

NET ASSET VALUE
   Beginning of period                     $24.08         $15.83         $15.20       $13.47      $11.91          $10.00
                                            ------         ------        ------       ------      ------          ------

OPERATIONS
   Net investment income (loss)             (0.20)         (0.09)         (0.07)       (0.10)      (0.05)           0.01
   Net realized and unrealized gains        (4.52)          8.77           1.42         2.18        2.37            1.91
    (losses)                                ------         -----           ----         ----        ----           -----
Total from operations                       (4.72)          8.68           1.35         2.08        2.32            1.92
                                            ------          ----           ----         ----        ----            ----


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     ---             ---           ---          ---           ---          (0.01)
   Net realized gains                       (3.51)         (0.43)         (0.72)       (0.35)      (0.76)           ---
                                           -------         ------         ------       ------      ------          ------
Total distributions                         (3.51)         (0.43)         (0.72)       (0.35)      (0.76)          (0.01)
                                            ------         ------         ------       ------      ------          ------



NET ASSET VALUE
   End of period                           $15.85         $24.08         $15.83       $15.20      $13.47          $11.91
                                            ======        ======          ======       ======     =======         =======

Total investment return*                  (22.97%)        55.20%          10.23%       15.43%      21.90%          19.23%

Net assets at end of period              $387,105       $653,888        $342,874     $225,510    $131,514         $38,110
 (OOO's omitted)

RATIOS
    Expenses to average net assets          1.19%          1.24%          1.25%         1.25%       1.25%           1.25%**
    Net investment income (loss)
      to average net assets                (0.75%)        (0.52%)        (0.54%)       (0.77%)     (0.72%)          0.14%**
   Average brokerage commission rate***    $0.0571         N/A            N/A            N/A        N/A
   Portfolio turnover rate
      (excluding short-term securities)    49.5%          62.8%          58.1%         76.3%       96.1%           126.6%


------------------------------------------------------------------------------------------------------------------------------

*       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**      Annualized
*** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)     Commencement of operations


GROWTH FUND


                                               Year ended March 31,             Period from                Period from
                                          ------------------------------      August 1, 1994 to       August 6, 1993(2) to
                                              1997               1996         March 31, 1995(1)          July 31, 1994
                                          --------------     -------------    --------------------    --------------------
NET ASSET VALUE
  Beginning of period                        $11.89             $10.95               $9.87                  $10.00
                                             ------             ------               -----                  ------

OPERATIONS
  Net investment income                       (0.03)              ---                 0.04                    0.01
  Net realized and unrealized gains            1.02               1.93                1.07                   (0.13)
   (losses)                                --------------     -------------    --------------------    --------------------
Total from operations                          0.99               1.93                1.11                   (0.12)
                                          --------------     -------------    --------------------    --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        ---               (0.03)              (0.03)                  (0.01)
  Net realized gains                          (2.96)             (0.96)                ---                     ---
                                           --------------     -------------    -------------------    --------------------
Total distributions                           (2.96)             (0.99)              (0.03)                  (0.01)
                                        --------------     -------------    --------------------    --------------------
NET ASSET VALUE
  End of period                               $9.92             $11.89              $10.95                   $9.87
                                          ==============     =============    ====================    ====================

Total investment return*                       8.42%             18.01%              11.24%                  (1.21%)


Net assets at end of period                  $11,747           $17,079             $26,794                 $14,408
 (OOO's omitted)

RATIOS
  Expenses to average net assets               1.25%             1.25%               1.25%**                  1.25%**

  Net investment income (loss) to
   average net assets                         (0.25%)           (0.04%)              0.61%**                  0.16%**
  Average brokerage commission rate***        $0.0588             N/A                 N/A                      N/A
Portfolio turnover rate (excluding
   short-term securities)                    134.2%             92.8%               68.7%                   105.4%
-----------------------------------------------------------------------------

*      Total  investment  return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**     Annualized
*** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)    Reflects fiscal year end change from July 31 to March 31.
(2)    Commencement of operations

GROWTH AND INCOME FUND


                                                     Years ended March 31,

                        ---------------------------------------------------------------------------------------------

                          1997       1996      1995     1994     1993     1992     1991      1990      1989     1988
                          ----       ----      ----     ----     ----     ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period    $15.30     $14.32    $13.91    $15.19   $14.73   $14.48  $15.47   $16.01    $14.80   $17.32
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

OPERATIONS
  Net investment income    0.10       0.10      0.12    0.03       0.07     0.13    0.29     0.39      0.31     0.28
  Net realized and
  unrealized gains         1.88       2.86      1.04    0.38       1.17    1.20     0.72     2.26      2.23    (1.09)
  (losses)
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
Total from operations      1.98       2.96      1.16    0.47       1.24    1.33    1.01      2.65      2.54    (0.81)
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment         (0.10)      (0.13)    (0.10)  (0.06)    (0.07)   (0.14)  (0.30)    (0.43)    (0.23)  (0.37)
    income
  Excess distribution
   from net investment
   income                (0.10)        --         --     --        --       --      --        --        --      --
  Net realized gains     (2.25)     (1.85)     (0.65)  (1.69)    (0.71)   (0.94)  (1.70)    (2.76)    (1.10)  (1.34)
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
Total distributions      (2.45)     (1.98)     (0.75)  (1.75)    (0.78)   (1.08)  (2.00)    (3.19)    (1.33)  (1.71)
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

NET ASSET VALUE
  End of period         $14.83     $15.30     $14.32   $13.91   $15.19   $14.73   $14.48   $15.47    $16.01   $14.80
                        ========== ========= ========= ======== ======== ======== ======== ========= ======== ========
Total investment        13.34%      21.51%      8.92     3.07%    9.04%    9.56%    7.42%   16.77%    18.06%   (4.89%)
return*

Net assets at end of
  period               $90,741    $84,662   $101,256  $119,102 $134,308 $113,324  $90,590 $76,484    $76,901  $83,290
  (000's omitted)

RATIOS
  Expenses to average
   net assets             1.25%      1.25%      1.25%    1.25%    1.25%    1.25%    1.05%    1.00%     0.90%    0.80%

Net investment income
  to average net          0.51%      0.62%      0.80%    0.60%    0.61%    1.03%    2.19%    2.10%     1.80%    1.70%
  assets

Average brokerage
  commission rate**      $0.0623     N/A       N/A      N/A      N/A      N/A       N/A      N/A       N/A      N/A

Portfolio turnover
rate (excluding
short-term securities)   51.2%      89.1%      79.1%   205.6%   175.6%    210.1%    68.5%    66.2%    48.3%     35.8%
-----------------------------------------------------------------------------------------------------------------------

   * Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
   ** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.


MIDCAP GROWTH FUND

                                                                                                  Period from
                                                          Years ended March 31,                April 10, 1992(1)
                                          -------------------------------------------------              to
                                             1997          1996           1995         1994       March 31, 1993
                                             ----          ----           ----         ----        ------------

NET ASSET VALUE
   Beginning of period                      $17.70        $15.35          $13.67       $11.88         $10.00
                                            ------        ------          ------       ------         ------

OPERATIONS
   Net investment income (loss)              (0.08)        (0.05)          (0.04)      (0.04)           0.02
   Net realized and unrealized gains          0.68          3.50            2.35        1.99            1.89
                                              ----         -----            ----        ----           -----
Total from operations                         0.60          3.45            2.31        1.95            1.91
                                             ======        ======          ======       =====           =====

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                     ---             ---            ---          ---           (0.03)
   Net realized gains                       (1.62)         (1.10)          (0.63)      (0.16)            ---
                                           -------         ------          ------      -------          -----
Total distributions                         (1.62)         (1.10)          (0.63)      (0.16)          (0.03)
                                            ------         ------         ------       ------           -----


NET ASSET VALUE
   End of period                           $16.68         $17.70          $15.35       $13.67          $11.88
                                           ======         ======          ======       ======          =======

Total investment return*                     3.12%         23.51%          17.63%       16.40%          19.09%

Net assets at end of period (000's        $128,259       $122,375        $88,075       $56,618         $22,070
omitted)

Ratios
    Expenses to average net assets          1.25%           1.25%          1.25%         1.25%          1.25%**
    Net investment income (loss)
      to average net assets                (0.47%)         (0.36%)        (0.33%)       (0.45%)         0.24%**
   Average brokerage commission rate***    $0.593            N/A            N/A           N/A             N/A
   Portfolio turnover rate
      (excluding short-term securities)    72.4%           29.8%           51.3%        49.7%           57.6%
----------------------------------------------------------------------------------------------------------------

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**       Annualized
*** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.
(1)     Commencement of operations


REGIONAL FUND

                                                           Years ended March 31,
                        ---------------------------------------------------------------------------------------------
                          1997       1996      1995     1994     1993     1992     1991      1990      1989     1988
                          ----       ----      ----     ----     ----     ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period    $24.57     $21.56    $20.94    $22.23   $21.29   $21.03   $18.95   $19.38     $17.11  $21.19
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
OPERATIONS
  Net investment income    0.03       0.14      0.17      0.21     0.21     0.20     0.35     0.46       0.36    0.33

  Net realized and
  unrealized gains
  (losses)                 2.08       5.77      1.84      0.51     1.48     2.38     2.88     3.59       2.76   (0.80)
                        ---------- --------- --------- --------  -------- -------- -------- --------- -------- --------
Total from operations      2.11       5.91      2.01      0.72     1.69     2.58     3.23     4.05       3.12   (0.47)
                       ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income   (0.04)     (0.18)    (0.20)    (0.18)   (0.23)   (0.24)   (0.33)   (0.51)    (0.28)   (0.40)
  Excess distribution
   from net investment
   income                 (0.06)     (0.02)      --       --        --       --       --       --        --       --
  Net realized gains      (3.99)     (2.70)    (1.19)    (1.83)   (0.52)   (2.08)   (0.82)   (3.97)    (0.57)   (3.21)
                       ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
Total distributions       (4.09)     (2.90)    (1.39)    (2.01)   (0.75)   (2.32)   (1.15)   (4.48)    (0.85)   (3.61)
                       ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
NET ASSET VALUE
  End of period          $22.59     $24.57    $21.56    $20.94   $22.23   $21.29   $21.03   $18.95    $19.38   $17.11
                        ========== ========= ========= ======== ======== ======== ======== ========= ======== ========

Total investment           8.65%     28.62%    10.35%     3.26%    8.31%   12.77%   18.01%   21.66%    18.63%   (1.40%
return*

Net assets at end of
  period (000's         $498,178   $575,156  $523,364  $596,572 $659,904 $528,763 $284,054 $138,270  $102,245 $85,666
  omitted)

RATIOS
  Expenses to average
   net assets             1.21%      1.25%      1.23%    1.25%    1.25%    1.25%     1.01%    0.99%    1.00%    0.80%

Net investment income
  to average net          0.14%      0.58%      0.74%    0.94%    1.09%    1.20%     2.27%    2.31%    2.00%    1.60%
  assets

Average brokerage
  commission rate**      $0.0581**   N/A         N/A      N/A      N/A      N/A       N/A      N/A       N/A      N/A

Portfolio turnover
rate (excluding
short-term securities)   61.1%      89.7%    150.0%     163.0%   139.7%   140.6%    168.7%   116.2%    93.7%    85.3%
----------------------------------------------------------------------------------------------------------------------

   * Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
   ** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.


VALUE FUND

                                                                  Years ended March 31,
                        --------------------------------------------------------------------------------------------

                          1997       1996      1995     1994     1993     1992     1991      1990      1989     1988
                          ----       ----      ----     ----     ----     ----     ----      ----      ----     ----

NET ASSET VALUE
  Beginning of period    $12.42     $11.17    $11.63    $11.63   $11.06   $10.46   $12.29   $13.14    $10.75   $12.51
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

OPERATIONS
  Net investment income    0.09       0.08      0.03      0.05     0.11     0.12     0.22     0.19     0.12      0.12
  Net realized and
  unrealized gains
  (losses)                 0.68       2.19      0.38      1.45    0.56      1.20     0.36     0.11     2.46     (0.04)
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
Total from operations      0.77       2.27      0.41      1.50    0.67      1.33     0.58     1.30     2.58      0.08
                        ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income   (0.12)     (0.01)    (0.03)   (0.13)    ---      (0.15)   (0.17)   (0.18)  (0.10)   (0.17)
  Net realized gains      (1.41)     (1.01)    (0.84)   (1.37)   (0.10)    (0.45)   (2.24)   (1.97)  (0.09)   (1.67)
                       ---------  --------  --------- -------  -------- --------  -------  -------  -------  -------
 Total distributions      (1.53)     (1.02)    (0.87)   (1.50)   (0.10)    (0.60)   (2.41)   (2.15)  (0.19)   (1.84)
                       ---------- --------- --------- -------- -------- -------- -------- --------- -------- --------
NET ASSET VALUE
  End of period          $11.66     $12.42    $11.17    $11.63  $11.63    $11.06   $10.46   $12.29  $13.14   $10.75
                        ========== ========= ========= ======== ======== ======== ========  ====== =======  ========

Total investment         5.85%       21.07%     3.88%    12.70%   6.20%    12.21%    6.91%    9.90%  24.18%    1.12%
return*

Net assets at end of
  period
  000's omitted)        $29,439    $42,009   $40,601    $35,282   $24,643  $32,246  $22,145  $25,913  $27,980  $20,464

RATIOS
  Expenses to average
   net assets             1.25%      1.25%      1.25%    1.25%    1.25%    1.25%     1.10%    1.00%   1.00%    1.00%

Net investment income
  to average net          0.61%      0.65%      0.31%    0.35%    0.68%    1.24%     2.00%    1.34%   1.00%    1.00%
  assets

Average brokerage
  commission rate**      $0.0600      N/A       N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A

Portfolio turnover
rate (excluding
short-term securities)   61.3%       73.4%    102.1%    191.9%   118.3%   125.4%     57.0%    70.3%   52.7%     62.5%
------------------------------------------------------------------------------------------------------------------------

   * Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
   ** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate.


                       INVESTMENT OBJECTIVES AND POLICIES

CAPITAL APPRECIATION FUND

     The investment objective of Capital Appreciation Fund is long-term capital appreciation. Capital Appreciation Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Capital Appreciation Fund will pursue its objective by investing primarily in equity securities of U.S. companies that IAI, the Fund's investment adviser and manager, believes have above-average prospects for growth. Capital Appreciation Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Capital Appreciation Fund will achieve its investment objective.

     In general, Capital Appreciation Fund will concentrate on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Although IAI expects Capital Appreciation Fund will invest primarily in the common stocks of smaller emerging and mid-sized companies, generally companies that have a market capitalization less than $5 billion, it may invest in the securities of companies of any size that offer strong earnings growth potential. In addition to common stocks, Capital Appreciation Fund may also invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

     Capital Appreciation Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio
Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Capital Appreciation Fund.


EMERGING GROWTH FUND

     EMERGING GROWTH FUND CLOSED TO NEW INVESTORS ON FEBRUARY 1, 1996. EMERGING GROWTH FUND MAY RESUME SALES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT INTENTION TO DO SO. SEE THE SECTION "PURCHASE OF SHARES" FOR MORE INFORMATION ON WHO CAN PURCHASE SHARES OF EMERGING GROWTH FUND.

     The investment objective of Emerging Growth Fund is long-term capital appreciation. The Emerging Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Emerging Growth Fund will pursue its objective by investing primarily in equity securities of small- and medium-sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above average capital growth. Emerging Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Emerging Growth Fund will achieve its investment objective.

     Emerging Growth Fund's policy is to invest in equity securities, including convertible securities, of companies that IAI, Emerging Growth Fund's investment adviser and manager, believes are in the early stages of their life cycles and have demonstrated or have the potential to experience rapid growth in earnings and/or revenues ("emerging growth companies"). Under normal market conditions, Emerging Growth Fund will invest at least 65% of the value of its total assets in emerging growth companies that are of small to medium size (revenue of $500 million or less at the time of acquisition). Emerging growth companies are generally expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and have products, management and market opportunities which are usually necessary to become more widely recognized as growth companies. Emerging Growth Fund may also invest in more established companies that may receive greater market recognition or otherwise offer strong capital appreciation potential due to their relative market position, the strength of their balance sheet, changes in management or other similar opportunities.

     Although Emerging Growth Fund's portfolio generally consists primarily of common stocks, Emerging Growth Fund may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities.

     Emerging Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Emerging Growth Fund.


GROWTH FUND

     The investment objective of Growth Fund is long-term capital appreciation. Growth Fund is designed for investors seeking the opportunity for significant long-term growth who can accept above average market risk with little or no current income. Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above average rate. Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Growth Fund will achieve its investment objective.

     In general, Growth Fund concentrates on companies that have strong management, leading market positions, strong balance sheets, and a well defined strategy for future growth. In selecting investments for Growth Fund, IAI, Growth Fund's investment adviser and manager, utilizes several valuation techniques to determine which stocks offer the best combination of intrinsic value and earnings growth potential. The goal is to have an acceptable balance of risk and reward in the portfolio.

     Under normal circumstances, at least 65% of Growth Fund's net assets will be invested in growth-type securities. Growth Fund may also invest in government securities, investment-grade corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. and foreign issuers when IAI perceives an opportunity for capital growth from such securities or so that Growth Fund may receive a return on its idle cash. Growth Fund currently intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government and foreign governments and governmental entities. When IAI invests in such debt securities, investment income will increase and may constitute a large portion of the return on Growth Fund, and Growth Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in equity securities. In addition, Growth Fund may increase its cash position on a temporary basis when IAI is unable to locate investment opportunities with desirable risk/reward characteristics or to meet redemption requests or pay Fund expenses.

     In considering whether to purchase securities of foreign issuers, IAI considers the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. If appropriate, IAI may purchase foreign securities through dollar-denominated American Depository Receipts ("ADRs") which are issued by domestic banks and publicly traded in the United States. Such investments do not involve the same currency and liquidity risks as securities denominated in foreign currency.

     Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth Fund.

GROWTH AND INCOME FUND

     The primary investment objective of Growth and Income Fund is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities. Growth and Income Fund's investment objectives are fundamental policies and may not be changed without shareholder approval. There can be no assurance that Growth and Income Fund will achieve its investment objectives.

     Growth and Income Fund invests primarily in common stocks and may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities. In selecting investments, Growth and Income Fund considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Dividend income is a consideration secondary to Growth and Income Fund's primary objective of capital appreciation.

     Growth and Income Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio
Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth and Income Fund.

MIDCAP GROWTH FUND

     The investment objective of Midcap Growth Fund is long-term capital appreciation. Midcap Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Midcap Growth Fund will pursue its objective by investing in equity securities of medium-sized U.S. companies that IAI, Midcap Growth Fund's investment adviser and manager, believes have above-average prospects for growth. Midcap Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Midcap Growth Fund will achieve its investment objective.

     Under normal circumstances, Midcap Growth Fund will invest at least 65% of the value of its total assets in medium-sized companies that have a market capitalization between $500 million and $5 billion. Under normal market conditions, the weighted average capitalization of Midcap Growth Fund's investment portfolio will range from $1 billion to $3 billion. In general, Midcap Growth Fund concentrates on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Investments in such companies are generally considered to be less volatile than less capitalized emerging companies. However, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is a consideration incidental to Midcap Growth Fund's objective of capital appreciation.

     Midcap Growth Fund invests primarily in common stocks. However, it may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

         Midcap Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio
Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Midcap Growth Fund.

REGIONAL FUND

     The investment objective of Regional Fund is capital appreciation. Regional Fund does not expect to provide significant current income to investors. Regional Fund pursues its objective by investing at least 80% of its total assets in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota (the "Eight State
Region"). Regional Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Regional Fund will achieve its investment objective.

     Regional Fund invests primarily in common stocks but may also invest in securities convertible into common stocks, nonconvertible preferred stocks, and nonconvertible debt securities. In selecting investments for Regional Fund, IAI, Regional Fund's investment adviser and manager, considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Along with investments in nationally recognized companies, Regional Fund invests in companies which are not as well known because they are newer or have a small capitalization, but which offer the potential for capital appreciation. The prices of stocks of such companies are more volatile than prices of stocks of mature companies. All investments are subject to the market risks inherent in any investment in equity securities.

     Regional Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Regional Fund.

VALUE FUND

     The investment objective of Value Fund is long-term capital appreciation. Value Fund does not expect to provide significant current income to investors. Value Fund pursues its objective primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth. Value Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Value Fund will achieve its investment objective.

     The following are typical, but not exclusive, examples of investments that are considered for Value Fund:

     1. Equity securities of companies which have been unpopular for some time but where, in the opinion of IAI, Value Fund's investment adviser and manager, recent developments suggest the possibility of improved operating results.

     2. Equity securities of companies which IAI believes have temporarily fallen out of favor for non-recurring or short-term reasons.

     3. Equity securities of companies which appear undervalued in relation to securities of other companies in the same industry.

     In selecting these securities, Value Fund focuses on companies with strong competitive positions, high levels of discretionary cash flow, solid financial characteristics and market capitalizations of typically less than $1 billion (also known as "small cap" stocks).


     Although there is no formula as to the percentage of assets that may be invested in any one type of security, Value Fund generally is primarily invested in common stocks. Value Fund may also acquire preferred stocks, fixed income securities, and securities convertible into or which carry warrants to purchase common stocks, or other equity interests.

     IAI is responsible for the management of Value Fund's portfolio and makes portfolio decisions based on its own research analysis supplemented by research information provided by other sources. The basic orientation of Value Fund's investment policies is such that many of the portfolio securities may not be recommended by most research analysts.

     Value Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Value Fund.

            PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

     Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan under relevant law. The Funds may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of IAI, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for their interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral.


BORROWING

     Each Fund may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Each Fund does not intend its borrowings to exceed 5% of its net assets.


ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. The institutional trading market is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

FOREIGN SECURITIES

     Each Fund may invest in securities of foreign issuers in accordance with its investment objective and policies. In considering whether to purchase securities of foreign issuers, IAI will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. Each of Growth and Income, Emerging Growth, Midcap Growth, Regional and Value Funds currently intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 10% of the value of its total assets. Each of Capital Appreciation Fund and Growth Fund intends to limit its investment in such securities to no more than 15% of the value of its total assets.

VENTURE CAPITAL

     Each Fund may invest in venture capital limited partnerships and venture capital funds which, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies which may lack depth of management and sufficient resources, which may be marketing a new product for which there is no established market, and which may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and a Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

     In  addition to  investing  in venture  capital  limited  partnerships  and venture capital funds, a Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. A Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, a Fund may purchase non-investment grade debt securities in the form of convertible notes. Capital Appreciation Fund currently intends to limit its investments in securities described in this section to no more than 5% of its net assets.

LEVERAGED BUYOUTS

     Each Fund may invest in leveraged buyout limited partnerships and funds which, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

ADJUSTING INVESTMENT EXPOSURE

     Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as currency exchange rates and broad or specific fixed-income market movements), or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

     Such techniques and instruments may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to techniques and instruments entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of a Fund to utilize these techniques and instruments successfully will depend on IAI's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.


TEMPORARY DEFENSIVE POSITION

     In unusual market conditions, when IAI believes a temporary defensive position is warranted, each Fund may invest without limitation in investment-grade fixed income securities, that is, securities rated within the four highest grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or money market securities (including repurchase agreements). Money market securities will only be purchased if they have been given one of the two top ratings by a major ratings service or, if unrated, are of comparable quality as determined by IAI. Midcap Growth and Emerging Growth Funds, for temporary defensive purposes, may also invest without limitation in common stocks of larger, more established companies. If a Fund maintains a temporary defensive position, investment income may increase and may constitute a large portion of a Fund's return.

PORTFOLIO TURNOVER

     The Funds will dispose of securities without regard to the time they have been held when such action appears advisable to management either as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. Accordingly, a Fund's annual portfolio turnover rate cannot be anticipated and may be relatively high. High turnover rates (100% or more, as Capital Appreciation Fund and Growth Fund experienced in their most recent fiscal year, increase transaction costs and may increase taxable capital gains. The Funds' historical portfolio turnover rates are set forth in the section "Financial Highlights."


     Further information regarding these and other securities and techniques is contained in the Statement of Additional Information.

                                FUND RISK FACTORS

FOREIGN INVESTMENT RISK FACTORS

     Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Because a Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by a Fund. Delays may be encountered in settling securities transactions in certain foreign markets, and a Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.



RISKS ASSOCIATED WITH ADJUSTING INVESTMENT EXPOSURE

         The techniques and instruments described in the section "Adjusting Investment Exposure", including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent IAI's view as to certain market movements is incorrect, the risk that the use of such techniques and instruments could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options), current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may not have markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of these techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques and instruments had not been utilized.



SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN SMALL COMPANIES

         Investing in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Therefore, shares of Capital Appreciation, Emerging Growth, and Value Funds are subject to greater fluctuation in value than shares of a conservative equity fund or of a fund which invests entirely in more established stocks. Each of Capital Appreciation, Emerging Growth, and Value Fund will attempt to reduce the volatility of its share price by diversifying its investments among many companies and different industries.


SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN REGIONAL FUND

     The objective of capital appreciation along with the policy of concentrating equity investments in the Eight State Region means that the assets of Regional Fund will generally be subject to greater risk than may be involved in investing in securities which do not have appreciation potential or which have more geographic diversity. For example, Regional Fund's net asset value could be adversely affected by economic, political, or other developments having an unfavorable impact upon the Eight State Region; moreover, because of geographic limitation, Regional Fund may be less diversified by industry and company than other funds with a similar investment objective and no such geographic limitation.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN VALUE FUND

     In selecting securities judged to be undervalued, IAI will be exercising opinions and judgments which may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risks of either:

     (a) a correct judgment by the majority, in which case losses may be incurred or profits may be limited; or

     (b) a long delay before majority recognition of the accuracy of IAI's judgment, in which case capital invested by Value Fund in an individual security or group of securities may be nonproductive for an extended period. Generally, it is expected that if a Value Fund investment is "nonproductive" for more than two to three years, it will be sold.

     In many instances, the selection of undervalued securities for purchase by Value Fund may involve limited risk of capital loss because such lack of investor recognition is already reflected in the price of the securities at the time of purchase.

     It is anticipated that some of the portfolio securities of Value Fund may not be widely traded, and that Value Fund's position in such securities may be substantial in relation to the market for the securities. Accordingly, it would under certain circumstances be difficult for Value Fund to dispose of such portfolio securities at prevailing market prices in order to meet redemptions. Value Fund may, when management deems it appropriate, maintain a reserve in liquid assets which it considers adequate to meet anticipated redemptions.

MANAGER RISK

     IAI manages each Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute a Fund's investment strategy effectively. As a result, a Fund may fail to achieve its stated objective.

INVESTMENT RESTRICTIONS

     Each Fund is subject to certain other investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without the approval of the shareholders of the Fund. Each Fund is a diversified investment company and has a fundamental policy that, with respect to 75% of its total assets, it may not invest more than 5% of its total assets in any one issuer. Each Fund, also as fundamental policies, may not invest 25% or more of its assets in any one industry and may borrow only for temporary or emergency purposes in an amount not exceeding one-third of its total assets. Please refer to the Statement of Additional Information for a further discussion of each Fund's investment restrictions.

                                   MANAGEMENT

     Capital Appreciation Fund (created November 8, 1995), Emerging Growth Fund (created April 30, 1991) and Midcap Growth Fund (created February 7, 1992) are separate portfolios represented by separate classes of common stock of IAI Investment Funds VI, Inc. Growth Fund (created February 10, 1993) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds II, Inc. Growth and Income Fund (created December 2, 1970) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VII, Inc. Regional Fund (created February 1, 1980) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds IV, Inc. Value Fund (created August 7, 1987) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VIII, Inc. Each of these companies is a Minnesota corporation authorized to issue its shares of common stock in more than one series. Under Minnesota law, each Fund's Board of

Directors is generally responsible for the overall operation and management of such Fund. IAI serves as the investment adviser and manager of the Funds. IAI also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals, having total assets in excess of $16 billion. IAI's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization headquartered in London, England. Lloyds TSB Group plc is one of the largest personal and corporate financial services groups in the United Kingdom and is engaged in a wide range of activities including commercial and retail banking. The address of IAI is that of the Funds.


     Each Fund has entered into a written  agreement  with IAI (the  "Management
Agreement"), under which IAI provides each Fund with investment advisory services and is responsible for the overall management of each Fund's business affairs subject to the authority of the Board of Directors. The Management Agreement also provides that, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses, IAI shall pay all of a Fund's operating expenses. The Management Agreement further provides that IAI will either reimburse a Fund for the fees and expenses it pays to directors who are not "interested persons" of a Fund or reduce its fee by the equivalent amount.



     Pursuant to the Management Agreement, each Fund paid the following Management Fee for the fiscal year ended March 31, 1997.

               Capital Appreciation Fund              1.25%*
               Emerging Growth Fund                   1.19%
               Growth Fund                            1.25%
               Growth and Income Fund                 1.25%
               Midcap Growth Fund                     1.25%
               Regional Fund                          1.21%
               Value Fund                             1.25%
               --------------------------------------------
               *Pursuant to IAI's voluntary waiver of Management
                 Fees in excess 1.25% of the Fund's average daily
                 net assets.


     Because IAI is paying each Fund's operating expenses, these fees represent each Fund's total expenses. With respect to certain of the services for which it is responsible under the Management Agreements, IAI may also pay qualifying broker-dealers, financial institutions and other entities for providing such services to Fund shareholders.

     Each Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for such Fund. The team leads for each Fund are as follows:


     Martin Calihan has responsibility for the management of Capital Appreciation Fund. Mr. Calihan is a Vice President and has served as an equity analyst for IAI since 1992. Before joining IAI, Mr. Calihan was an equity analyst with Morgan Stanley and Company from 1991 to 1992, and with State Street Research management from 1990 to 1991. Mr. Calihan has managed Capital Appreciation Fund since its inception.

     David Himebrook has responsibility for the management of Emerging Growth Fund. Mr. Himebrook, an IAI Vice-President and equity portfolio manager, has been involved in the management of the Fund since November 1994. Prior to that time Mr. Himebrook had been employed as an equity portfolio manager by Lutheran Brotherhood since 1987.

     Mark Hoonsbeen has responsibility for the management of Regional Fund and Midcap Growth Fund. Mr. Hoonsbeen is a Vice President and has managed Regional Fund since he joined IAI in 1994 and Midcap Growth Fund since February 1997. Before joining IAI, Mr. Hoonsbeen served as an equity portfolio manager for the St. Paul Companies Inc. from 1986 to 1994.

     Mr. Hoonsbeen and David McDonald have responsibility for the management of Growth Fund. Mr. McDonald has managed Growth Fund since September 1994, when he joined IAI as a Vice President and equity portfolio manager. Before joining IAI, Mr. McDonald was a Managing Director of Wessels Arnold & Henderson from 1989 to 1994 and an Associate Portfolio Manager with IDS Financial Services from 1986 to 1989. Mr. Hoonsbeen has managed Growth Fund since February 1997.

     Donald Hoelting has responsibility for the management of Growth and Income Fund and Value Fund. Mr. Hoelting has managed each Fund since August 1996. Mr. Hoelting is a Vice President and has served as an equity portfolio manager of IAI since joining IAI in April 1996. Prior to joining IAI, Mr. Hoelting was Chief Investment Officer and Portfolio Manager for Jefferson National Bank and Trust from 1986 to 1996.


     R. David Spreng has been responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships, since 1993. Mr. Spreng is a Senior Vice President and has served IAI in several capacities since 1989.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., IAI may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute a Fund's securities transactions.


                             INVESTMENT PERFORMANCE

     From time to time the Funds may advertise performance data including monthly, quarterly, yearly or cumulative total return and average annual total return figures. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. The investment return on and principal value of an investment in a Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends from ordinary income or capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     For additional information regarding the calculation of such total return figures, see "Investment Performance" in the Statement of Additional Information. Further information about the performance of each Fund is contained in each Fund's Annual Report to shareholders which may be obtained without charge from each Fund.

     Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data on the performance of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Funds. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. A Fund may also note its mention in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indexes, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Investment Performance" in the Statement of Additional Information.

                   COMPUTATION OF NET ASSET VALUE AND PRICING

     Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. IAI normally calculates a Fund's net asset value per share ("NAV") as of the close of business of the NYSE, normally 3 p.m. Central time.

     A Fund's NAV is the value of a single share. The NAV is computed by adding up the value of a Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

     A Fund's investments with remaining maturities of 60 days or less at the initial purchase date may be valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Other portfolio securities and assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

     The offering price (price to buy one share) and redemption price (price to sell one share) are a Fund's NAV.

                               PURCHASE OF SHARES

     Each Fund offers its shares continually to the public at the net asset value of such shares. Shares may be purchased directly from a Fund or through certain security dealers who have responsibility to promptly transmit orders and may charge a processing fee, provided that the Fund whose shares are being purchased is duly registered in the state of the purchaser's residence, if required, and the purchaser otherwise satisfies the Fund's purchase requirements. No sales load or commission is charged in connection with the purchase of Fund shares.


     Shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations or, if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer.

     The minimum initial investment to establish a retail account with the IAI Mutual Funds is $5,000. Such initial investment may be allocated among a Fund and other IAI Mutual Funds as desired, provided that no less than $1,000 is allocated to any one fund. The minimum initial investment for IRA accounts is $2,000, provided that the minimum amount that may be allocated to one fund is $1,000. Once the account minimum has been met, subsequent purchases can be made in a Fund for $100 or more. Such minimums may be waived for participants in the IAI Investment Club.

     Investors may satisfy the minimum investment requirement by participating in the STAR Program. Participation in the STAR Program requires an initial investment of $1,000 per Fund and a commitment to invest an aggregate of $5,000 within 24 months. If a STAR Program participant does not invest an aggregate of $5,000 in the IAI Mutual Funds within 24 months, IAI may, at its option, redeem such shareholder's interest and remit such amount to the shareholders. Investors wishing to participate in the STAR Program should contact the Fund to obtain a STAR Program application.


     To purchase shares, forward the completed application and a check payable to "IAI Funds" to a Fund. Third party checks will not be accepted for initial account investments. Upon receipt, your account will be credited with the number of full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by a Fund.

     Purchases of shares are subject to acceptance or rejection by a Fund on the same day the purchase order is received and are not binding until so accepted.
It is the policy of the Funds and the Underwriter to keep confidential information contained in the application and regarding the account of an investor or potential investor in a Fund.


     Emerging Growth Fund closed to new investors on February 1, 1996. Shareholders of Emerging Growth Fund as of such closing date may continue to add to an account through the reinvestment of dividends and cash distributions on any Emerging Growth Fund shares owned, through the purchase of additional Fund shares and through exchanges from other IAI Mutual Fund accounts. Shares of Emerging Growth Fund may continue to be purchased by current and future participants in certain retirement plans (1) that offer the Emerging Growth Fund as an investment option as of the closing date or (2) whose trustee has an existing account as of the closing date. All current and future employees of IAI, Emerging Growth Fund's investment adviser and manager, as well as their immediate family members, may purchase shares of Emerging Growth Fund for new and existing accounts. Additionally, in the Fund's discretion, mutual funds that invest solely in other mutual funds may also purchase shres for new and existing accounts. Emerging Growth Fund may resume sles to new investors at some future date, but it has no present intention to do so.


     All correspondence relating to purchase of shares should be directed to the office of the IAI Mutual Funds, P.O. Box 357, Minneapolis, Minnesota 55440, or, if using overnight delivery, to 3700 First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402. For assistance in completing the application please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.



BANK WIRE PURCHASES

     Shares may be purchased by having your bank wire federal funds (funds of the Federal Reserve System) to a Norwest Bank, Minnesota.

     Wire orders will be accepted only on days your bank, the transfer agent, a Fund and Norwest Bank Minnesota are open for business. The payment must be received by a Fund before the close of business to be credited to your account that day. Otherwise, it will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by such Fund. If the wire order does not contain the information stated below, such Fund may reject it. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of such Fund or the transfer agent.

     You must pay any charges assessed by your bank for the wire service. If a wire order is rejected, all money received by the Fund, less any costs incurred by the Fund or the transfer agent in rejecting it, will be returned promptly.

     If the wire order is for a new account, you should call IAI Shareholder Services at 1-800-945-3863 to advise them of the investment and to obtain an account number and instructions. The wire should be sent to: Norwest Bank Minnesota, Routing Number 091000019, Minneapolis, Minnesota, Credit to: IAI Mutual Funds Account Number 6355002264. It should state the following:

"For further credit to personal account # ______________ (your account number) for ________________________ (your name) and __________________ (Fund name)."

     A completed application must be sent to and received by the Fund before the wire is sent.

     If the wire order is an addition to an existing account, the wire must include the information required above for the new accounts. As soon as the wire is sent, you should call IAI Shareholder Services, as described above, and advise them of your name, your account number and the name of the bank transmitting the federal funds.

                                RETIREMENT PLANS

     Shares of the Funds may be an appropriate investment medium for various retirement plans. Persons desiring information about establishing an Individual Retirement Account (IRA) (for employed persons and their spouses) or other retirement plans should contact IAI Mutual Fund Shareholder Services at 1-800-945-3863. All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, you are urged to consult with an attorney or tax advisor prior to the establishment of such a plan.

                            AUTOMATIC INVESTMENT PLAN

         Investors may arrange to make regular investments of $100 or more per Fund on a monthly or twice a month basis, effective as of the 4th and/or the 18th day of each month (or the next business day), through automatic deductions from their checking or savings accounts. Such investors may, of course, terminate their participation in the Automatic Investment Plans at any time upon written notice to a Fund. Any changes or instructions to terminate existing Automatic Investment Plan must be received 30 days preceding the day on which the change or termination is to take place. Investors interested in participating in the Automatic Investment Plan should complete the Automatic Investment Plan application and return it to the Funds.

                              REDEMPTION OF SHARES

     Registered holders of Fund shares may at any time require a Fund to redeem their shares upon their written request. All correspondence relating to the redemption of shares should be directed to the office of IAI Mutual Funds, P.O. Box 357, Minneapolis, Minnesota 55440. Shareholders may redeem shares by phone, subject to a limit of $50,000, provided such shareholders have authorized such Fund to accept telephone instructions. For assistance in redeeming shares by phone, please contact the IAI Mutual Funds Shareholder Services at 1-800-945-3863.

     Certificates presented for redemption must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed. If no certificate has been issued, redemption instructions must be signed by the person(s) in whose name the shares are registered. If the redemption proceeds are to be paid or mailed to any person other than the shareholder of record or if redemption proceeds are in excess of $50,000, a Fund will require that the signature on the written instructions be guaranteed by a participant in a signature guarantee program, which may include certain national banks or trust companies or certain member firms of national securities exchanges. (Notarization by a Notary Public is NOT ACCEPTED.) If the shares are held of record in the name of a corporation, partnership, trust or fiduciary, a Fund may require additional evidence of authority prior to accepting a request for redemption.


     For shareholders who established receiving proceeds by Federal Funds Wire at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 Minimum) and proceeds will be wired on the next business day to a pre-designated bank account. Wire redemption requests will only be processed on days your bank, the transfer agent, the Portfolios and Norwest Bank Minnesota are open for business.

     In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IAI Shareholder Services at the address listed in the section "Additional Information." The letter must be signed by all registered owners, and their signatures must be guaranteed.

     Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds Wire.

     Neither the transfer agent nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

     The redemption proceeds received by the investor are based on the net asset value next determined after redemption instructions in good order are received by a Fund. Since the value of shares redeemed is based upon the value of a Fund investment at the time of redemption, it may be more or less than the price originally paid for the shares.


     Payment for shares redeemed will ordinarily be made within seven days after a request for redemption has been made. Normally a Fund will mail payment for shares redeemed on the business day following receipt of the redemption request. A Fund will not send redemption proceeds until checks (including certified checks or cashiers checks) received in payment for shares have cleared, which may take up to ten days or more.



     Following a redemption or transfer request, if the value of a shareholder's interest in a Fund falls below $500, such Fund reserves the right to redeem such shareholder's entire interest and remit such amount. Such a redemption will only be effected following: (a) a redemption or transfer by a shareholder which causes the value of such shareholder's interest in such Fund to fall below $500;
(b) the mailing by such Fund to such shareholder of a notice of intention to redeem; and (c) the passage of at least six months from the date of such mailing, during which time the investor will have the opportunity to make an additional investment in such Fund to increase the value of such investor's account to at least $500.


                               EXCHANGE PRIVILEGE

     The Exchange Privilege enables shareholders to purchase, in exchange for shares of a Fund, shares of other IAI Mutual Funds. These funds have different investment objectives from the Funds. Shareholders may exchange shares of a Fund for shares of another fund managed by IAI provided that the fund whose shares will be acquired is duly registered in the state of the shareholder's residence and the shareholder otherwise satisfies the fund's purchase requirements. Although the IAI Mutual Funds do not currently charge a fee for use of the Exchange Privilege, they reserve the right to do so in the future.

     Because excessive trading can hurt Fund performance and shareholders, there is a limit of four exchanges out of each IAI Mutual Fund per calendar year per account. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit. Each Fund reserves the right to temporarily or permanently terminate the Exchange Privilege of any investor who exceeds this limit. The limit may be modified for certain retirement plan accounts, as required by the applicable plan document and/or relevant Department of Labor regulations, and for Automatic Exchange Plan participants. Each Fund also reserves the right to refuse or limit exchange purchases by any investor if, in IAI's judgment, such Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

     Fund shareholders wishing to exercise the Exchange Privilege should notify the Fund in writing or, provided such shareholders have authorized a Fund to accept telephone instructions, by telephone. At the time of the exchange, if the net asset value of the shares redeemed in connection with the exchange is greater than the investor's cost, a taxable capital gain will be realized. A capital loss will be realized if at the time of the exchange the net asset value of the shares redeemed in the exchange is less than the investor's cost. Each Fund reserves the right to terminate or modify the Exchange Privilege in the future.

                             AUTOMATIC EXCHANGE PLAN

     Investors may arrange to make regular exchanges of $100 or more between any of the IAI Mutual Funds on a monthly basis. Exchanges will take place at the closing price of the fifth day of each month (or the next business day). Shareholders are responsible for making sure sufficient shares exist in the Fund account from which the exchange takes place. If there are not sufficient funds in the Fund account to meet the requested exchange amount, the Automatic Exchange Plan will be suspended. Shareholders may not close Fund accounts through the Automatic Exchange Plan. Investors interested in participating in the Automatic Exchange Plan should complete the Automatic Exchange Plan portion of their application. For assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                          AUTHORIZED TELEPHONE TRADING

     Investors can transact account exchanges and redemptions via the telephone by completing the Authorized Telephone Trading section of the IAI Mutual Fund application and returning it to a Fund. Investors requesting telephone trading privileges will be provided with a personal identification number ("PIN") that must accompany any instructions by phone. Shares will be redeemed or exchanged at the next determined net asset value. Telephone redemption proceeds are subject to a $50,000 limit and must be made payable to the owner(s) of record and delivered to the address of record.



     In order to confirm that telephone instructions for redemptions and exchanges are genuine, the Funds have established reasonable procedures, including the requirement that a personal identification number accompany telephone instructions. If a Fund or the transfer agent fails to follow these procedures, such Fund may be liable for losses due to unauthorized or fraudulent instructions. To the extent these reasonable procedures are followed, none of the Funds, their transfer agent, IAI, or any affiliated broker/dealer will be liable for any loss, injury, damage, or expense for acting upon telephone instructions believed to be genuine, and will otherwise not be responsible for the authenticity of any telephone instructions, and, accordingly, the investor bears the risk of loss resulting from telephone instructions. All telephone redemptions and exchange requests will be tape recorded. Telephone redemptions are not permitted for IRA or Simplified Employee Pension ("SEP") accounts. For redemptions from these accounts, please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for instructions.


                         SYSTEMATIC CASH WITHDRAWAL PLAN

     Each Fund has available a Systematic Cash Withdrawal Plan for any investor desiring to follow a program of systematically withdrawing a fixed amount of money from an investment in shares of a Fund. Payments under the plan will be monthly or quarterly in amounts of $100 or more. Shares will be sold with the closing price of the 15th of the applicable month (or the next business day). To provide funds for payment, such Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. The holder of a Systematic Cash Withdrawal Plan must have income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value.


     Payments under this plan, unless pursuant to a retirement plan, should not be considered income. Withdrawal payments may exceed dividends and distributions and, to this extent, there will be a reduction in the investor's equity. An investor should also understand that this plan cannot insure profit, nor does it protect against any loss in a declining market. Careful consideration should be given to the amount withdrawn each month. Excessive withdrawals could lead to a serious depletion of equity, especially during periods of declining market values. Fund management will be available for consultation in this matter.

     Plan application forms are available through the Funds. If you would like assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The policy of the Funds is to pay dividends from net investment income semiannually and to make distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by a Fund. When you open an account, you should specify on your application how you want to receive your distributions. The Funds offer three options: Full Reinvestment--your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund; Capital Gains Reinvestment--your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; and Cash--your income dividends and capital gain distributions will be paid in cash. Distributions taken in cash can be sent via check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network. Unless directed otherwise by the shareholder, each Fund will automatically reinvest all such distributions into full and fractional shares at net asset value.

     The Funds' Directed Dividend service allows you to invest your dividends and/or capital gain distributions directly into another IAI Mutual Fund. Contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for details.

     Each Fund intends to qualify for tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code during the current taxable year. If so qualified, each Fund will not be subject to federal income tax on income that it distributes to its shareholders.

     Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.


     For federal income tax purposes, each Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions designated as capital gain dividends are taxed as long-term capital gains.


     Upon redemption of shares of a Fund, the shareholder will generally recognize a capital gain or loss equal to the difference between the amount realized on the redemption and the shareholder's adjusted basis in such shares. Such gain or loss will be long-term if the shares have been held for more than one year. Under the Code, the deductibility of capital losses is subject to certain limitations.


     Annually, IAI will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Whenever you sell shares of a Fund, IAI will send you a confirmation statement showing how many shares you sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your account statements; the information they contain will be essential in calculating the amount of your capital gains.


     The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of a Fund, see "Tax Status" in the Statement of Additional Information.


                           DESCRIPTION OF COMMON STOCK

     All shares of each Fund have equal rights as to redemption, dividends and liquidation, and will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. On some issues, such as the election of directors, all shares of each corporation vote together as one series. On an issue affecting only a particular series, such as voting on the management agreement, only the approval of the series is required to make the agreement effective with respect to such series.

     Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of such Fund by written notice of demand given to the chief executive officer or the chief financial officer of such Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of such Fund. An annual meeting will be held on the removal of a director or directors of such Fund if requested in writing by holders of not less than 10% of the outstanding shares of such Fund.

     The shares of each Fund are transferable by endorsement of the certificate if held by the shareholder, or if the certificate is held by a Fund, by delivery to such Fund of transfer instructions. Transfer instructions or certificates should be delivered to the office of a Fund. Each Fund is not bound to recognize any transfer until it is recorded on the stock transfer books maintained by such Fund.

                              COUNSEL AND AUDITORS

     The firm of Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, provides legal counsel for the Funds. KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as independent auditors for the Funds.


             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     The Custodian for each Fund is Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479. Norwest employs foreign subcustodians and depositories, which were approved by the Funds' Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for a Fund's assets held outside of the United States. IAI acts as each Fund's transfer agent, dividend disbursing agent and IRA Custodian, at P.O. Box 357, Minneapolis, Minnesota.


                             ADDITIONAL INFORMATION

     Each Fund sends to its shareholders a six-month unaudited and an annual audited financial report, each of which includes a list of investment securities held. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call IAI Mutual Fund Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

     In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this Prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by use of a combined prospectus.

     Shareholder inquiries should be directed to a Fund at the telephone number or mailing address listed on the inside back cover of this Prospectus.

                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                 IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                                IAI REGIONAL FUND
                                 IAI VALUE FUND

                       Statement of Additional Information
                              dated August 1, 1997


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to a Prospectus dated August 1, 1997, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund at 3700 First Bank Place, P.O. Box 357, Minneapolis, Minnesota 55440 (telephone: 1-612-376-2700 or 1-800-945-3863).


                                TABLE OF CONTENTS


                                                                           Page
INVESTMENT OBJECTIVES AND POLICIES...........................................2
INVESTMENT RESTRICTIONS......................................................9
INVESTMENT PERFORMANCE.......................................................12
MANAGEMENT...................................................................14
CUSTODIAL SERVICE............................................................22
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...........................22
CAPITAL STOCK................................................................23
NET ASSET VALUE AND PUBLIC OFFERING PRICE....................................27
PURCHASES AND REDEMPTIONS IN KIND............................................28
TAX STATUS...................................................................28
LIMITATION OF DIRECTOR LIABILITY.............................................29
FINANCIAL STATEMENTS.........................................................30

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Growth Fund, IAI Growth and Income Fund, IAI
Midcap Growth Fund, IAI Regional Fund and IAI Value Fund (the "Funds"), are summarized on the front page of the Prospectus and in the text of the Prospectus under "Investment Objectives and Policies." Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Fund's investment policies will be successful, or that its investment objective will be attained. Certain of the investment practices of the Funds are further explained below.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement involves the purchase of securities with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. A Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in a Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, a Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, a Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may invest in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by IAI, the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage. Presently, the Funds do not intend to invest more than 5% of its net assets in reverse repurchase agreements.


SECURITIES OF FOREIGN ISSUERS

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United
States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of a Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

     The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. The expense ratio of a Fund should not be materially affected by such Fund's investment in such foreign securities.

ILLIQUID SECURITIES

     Each Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

     (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

     (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

     (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

     Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the instrument for purposes of calculating a Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to a Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

     1. the frequency of trades and quotes for the security;

     2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

     3. dealer undertakings to make a market in the security; and

     4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of a Fund's investments could be impaired if trading declines.


LENDING PORTFOLIO SECURITIES

     In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, a Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. Each Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, a Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays a Fund an amount equivalent to any dividends or interest paid on the securities and a Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by a Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Funds do not intend to lend more than 5% of its net assets to broker-dealers, banks, or other financial borrowers of securities.

SWAP AGREEMENTS

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with such Fund's investment objective and policies.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similar creditworthy party.

     Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount such Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of such Fund's accrued obligation under the agreement.

INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively  indexed;  that  is,  their  maturity  value  may  increase  when the specified  currency  value  increases,  resulting  in a security  that  performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments. Presently, the Funds do not intend to invest more than 5% of its net assets in Indexed Securities.

FOREIGN CURRENCY TRANSACTIONS

     Each Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     Such Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

     In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. Each Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged a Fund by selling that currency in exchange for dollars, such Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases a Fund's exposure to a foreign currency, and that currency's value declines, such Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Funds.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Each Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums.

     The above limitation on a Fund's investments in futures contracts and options, and such Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money amount may be excluded in computing such 5 percent.

FUTURES CONTRACTS

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FMC's other customers, potentially resulting in losses to such Fund.

PURCHASING PUT AND CALL OPTIONS

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, such Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund would be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, such Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

     If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

     A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     Each Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

                             INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, each Fund is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of a Fund, or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Fund and may be changed by the Board of Directors without shareholder approval.

         Each Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     For purposes of applying this restriction, a Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

     For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.


     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

     For purposes of applying this restriction, a Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short.

     11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     13. Participate on a joint or a joint and several basis in any securities trading account.

     14. Invest more than 15% of its net assets in illiquid investments.

     15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.


     Any of a Fund's investment policies set forth under "Investment Objective and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 14, a Fund is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Fund's liquid assets.

PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by a Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. Each Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".


                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for each Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

     Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           CTR      =     (ERV-P) 100
                           -----
                            P

  Where:   CTR      =     Cumulative total return;

           ERV      =     ending redeemable value at the end of the period of
                          a hypothetical $1,000 payment made at the beginning of such period; and

             P      =     initial payment of $1,000

     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P(1+T)n =    ERV

 Where:      P       =    a hypothetical initial payment of $1,000;

             T       =    average annual total return;

             n       =    number of years; and

             ERV     =    ending redeemable value at the end of the period of
                          a hypothetical $1,000 payment made at the beginning of such period.

     The table below shows the yearly total return for the Funds for the periods indicated:

                                                          Total Return
                 -----------------------------------------------------------------------------------------------------
                  Capital       Emerging
  Year Ended     Appreciation     Growth      Growth        Growth &           Midcap            Regional   Value
    12/31            Fund*        Fund**      Fund***      Income Fund      Growth Fund****        Fund     Fund*****
    -----            -----        ------      -------      -----------      ---------------        ----     ---------

     1986             --            --           --           13.10%             --               24.60%      1.90%
     1987             --            --           --           15.50%             --                5.30%     14.10%
     1988             --            --           --            8.50%             --               18.60%     24.30%
     1989             --            --           --           29.80%             --               31.30%     22.60%
     1990             --            --           --           -6.70%             --               -0.30%    -11.50%
     1991             --          23.60%         --           26.70%             --               35.40%     19.80%
     1992             --          22.40%         --            4.00%           15.00%              3.50%     11.90%
     1993             --          14.76%        0.99%          9.98%           22.85%              8.96%     22.08%
     1994             --           0.19%        0.66%         -4.77%            5.65%              0.68%     -9.08%
     1995             --          49.55%       23.17%         27.14%           26.09%             32.64%     24.39%

     1996             --           6.95%       15.35%         20.21%           16.58%             15.72%     21.87%
----------------------------------------------

*        Commenced operations on February 1, 1996
**       Commenced operations on August 5, 1991
***      Commenced operations on August 6, 1993
****     Commenced operations on April 10, 1992
*****    Commenced operations on October 12, 1983


     The average annual total returns of Capital Appreciation Fund for the fiscal year ended March 31, 1997 and from inception through March 31, 1997 were 23.68% and 32.78%, respectively.

     The average annual total returns of Emerging Growth Fund for the one and five year periods ended March 31, 1997 and from inception through March 31, 1997 were (22.97%), 13.14% and 15.05%, respectively.

     The average annual total returns of Growth Fund for the fiscal year ended March 31, 1997 and from inception through March 31, 1997 were 8.42% and 9.78%, respectively.

     The average annual total returns of Growth and Income Fund for the one, five and ten year periods ended March 31, 1997 were 13.34%, 11.01%, and 10.03%, respectively.

     The average annual total returns of Midcap Growth Fund for the fiscal year ended March 31, 1997 and from inception through March 31, 1997 were 3.12% and 15.82%, respectively.

     The average annual total returns of Regional Fund for the one, five and ten year periods ended March 31, 1997 were 8.65%, 11.52% and 12.57%, respectively.

     The average annual total returns of Value Fund for the one, five and ten year periods ended March 31, 1997 were 5.85%, 9.76% and 10.11%, respectively.


     In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indices, averages or products differs from that of a Fund. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. Each Fund may also note its mention in newspapers, magazines, or other media from time to time. However, such Fund assumes no responsibility for the accuracy of such data.

     For example, (1) a Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index;
(iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (viii) IAI Regional Index, an unmanaged index of the stocks of the 300 largest companies (by market capitalization) located in the Eight State Region (as defined in the Prospectus). (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic business, investment, or financial environment in which such Fund operates; (4) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.


                                   MANAGEMENT

The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

Noel P. Rahn*                            58     Chairman of the      Chief  Executive  Officer and a Director of IAI
3700 First Bank Place                           Board, President     since  1974.  Mr.  Rahn  is also  Chairman  and
P.O. Box 357                                                         President  of the other IAI Mutual Funds and of
Minneapolis, Minnesota 55440                                         LifeUSA Funds, Inc.

Madeline Betsch                          54     Director             Currently   retired;   until  April  1994,  was
19 South 1st Street                                                  Executive  Vice  President,  Director of Client
Minneapolis, Minnesota 55401                                         Services,  of  CME-KHBB  Advertising  since May
                                                                     1985,  and prior  thereto was a Vice  President
                                                                     with    Campbell-Mithun,    Inc.   (advertising
                                                                     agency) since February 1977.

                                      -14-



Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

W. William Hodgson                       72     Director             Currently   retired;   served  as   information
1698 Dodd Road                                                       manager  for the North  Central  Home Office of
Mendota Heights, Minnesota 55118                                     the  Prudential  Insurance  Company  of America
                                                                     from 1961 until 1984.

George R. Long                           67     Director             Chairman   of   Mayfield    Corp.    (financial
29 Las Brisas Way                                                    consultants  and  venture   capitalists)  since
Naples, Florida 33963                                                1973.

J. Peter Thompson                        66     Director             Grain farmer in  southwestern  Minnesota  since
Route 1                                                              1974.   Prior  to  that,   Mr.   Thompson   was
Mountain Lake, Minnesota 56159                                       employed  by Paine  Webber,  Jackson  & Curtis,
                                                                     Incorporated, (a diversified financial services
                                                                     concern), most recently as Senior Vice President
                                                                     and General Partner.

Charles H. Withers                       70     Director             Currently retired;  was Editor of the Rochester
Rochester Post Bulletin                                              Post-Bulletin,  Rochester,  Minnesota from 1960
P.O. Box 6118                                                        through March 31, 1980.
Rochester, Minnesota 55903

Archie C. Black, III                     35     Treasurer            Senior  Vice  President  and  Chief   Financial
3700 First Bank Place                                                Officer  of IAI and has  served  IAI in several
P.O. Box 357                                                         capacities   since  1987.  Mr.  Black  is  also
Minneapolis, Minnesota 55440                                         Treasurer  of the other IAI Mutual Funds and of
                                                                     LifeUSA Funds, Inc.

William C. Joas                          34     Secretary            Vice  President  of IAI  and has  served  as an
3700 First Bank Place                                                attorney  for IAI since 1990.  Mr. Joas is also
P.O. Box 357                                                         Secretary  of the other IAI Mutual Funds and of
Minneapolis, Minnesota 55440                                         LifeUSA Funds, Inc.

David Himebrook                          42     Vice President,      Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                           Investments          in 1994,  Mr.  Himebrook  served  as an  equity
P.O. Box 357                                    (Emerging Growth     portfolio  manager  for  Lutheran   Brotherhood
Minneapolis, Minnesota 55440                    Fund)                since 1987.

                                      -15-



Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

David McDonald                           37     Vice President,      Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                           Investments          in  1994,  Mr.  McDonald  had  been a  Managing
P.O. Box 357                                    (Growth Fund)        Director  of  Wessels  Arnold  &  Henderson  (a
Minneapolis, Minnesota 55440                                         brokerage  firm)  since  1989 and an  Associate
                                                                     Portfolio Manager with IDS Financial Services (a
                                                                     diversified financial services concern) from 1986
                                                                     to 1989.

Donald Hoelting                          36     Vice President,      Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                           Investments          in  April   1996,   Mr.   Hoelting   was  Chief
P.O. Box 357                                    (Value, Growth and   Investment  Officer and  Portfolio  Manager for
Minneapolis, Minnesota 55440                    Income Fund)         Jefferson  National Bank and Trust from 1986 to
                                                                     1996.

Martin J. Calihan                        33     Vice President,      Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                           Investments          in  1992,  Mr.  Calihan  served  as  an  equity
P.O. Box 357                                    (Capital             analyst for Morgan  Stanley Co. (a  diversified
Minneapolis, Minnesota 55440                    Appreciation Fund)   financial  services  concern)  and State Street
                                                                     Research Management.

Mark Hoonsbeen                           36     Vice President,      Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                           Investments          in 1994,  Mr.  Hoonsbeen  served  as an  equity
P.O. Box 357                                    (Regional Fund,      portfolio  manager for The St. Paul  Companies,
Minneapolis, Minnesota 55440                    Midcap Growth        Inc.   (a   diversified    financial   services
                                                Fund, and Growth     concern)  from 1986 to 1994.  Mr.  Hoonsbeen is
                                                Fund)                also  a  Vice  President,  Investments  of  the
                                                                     Regional  Portfolio  of IAI  Retirement  Funds,
                                                                     Inc.

Susan J. Haedt                           35     Vice President,      Vice  President  of IAI  and  Director  of Fund
3700 First Bank Place                           Director of          Operations.  Prior to joining IAI in 1992,  Ms.
P.O. Box 357                                    Operations           Haedt  served as a Senior  Manager at KPMG Peat
Minneapolis, Minnesota 55440                                         Marwick LLP (an international  tax,  accounting
                                                                     and  consulting  firm).  Ms. Haedt is also Vice
                                                                     President,  Director of Operations of the other
                                                                     IAI Mutual Funds and of LifeUSA Funds, Inc.

     * Director who is an interested person (as that term is defined by the Investment Company Act of 1940) of IAI and the Funds.

     Each Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

     No compensation is paid by a Fund to any of its officers. As of January 1, 1996, directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Funds for expenses incurred in connection with attending meetings. Set forth below is further information concerning compensation paid to Fund directors.

                                             Director Compensation for the Fiscal Year Ended March 31, 1997
                                     -------------------------------------------------------------------------------
                                                                             Growth
                                        Capital       Emerging                 and     Midcap
                                      Appreciation     Growth      Growth    Income    Growth     Regional    Value
     Name of Person, Position             Fund          Fund        Fund      Fund      Fund        Fund      Fund
     ------------------------             ----          ----        ----      ----      ----        ----      ----

Betsch, Madeline - Director              $ 659        $ 11,357      $ 277    $ 1,490   $ 2,398    $ 9,565    $ 638
Hodgson, W. William - Director           $ 659        $ 11,357      $ 277    $ 1,490   $ 2,398    $ 9,565    $ 638
Long, George R. - Director               $ 633        $ 11,450      $ 276    $ 1,475   $ 2,372    $ 9,556    $ 633
Thompson, J. Peter - Director            $ 659        $ 11,357      $ 277    $ 1,490   $ 2,398    $ 9,565    $ 638
Withers, Charles W. -Director            $ 633        $ 11,450      $ 276    $ 1,475   $ 2,372    $ 9,556    $ 633
---------------------------------------------


                                                                    Aggregate Compensation
                                                                          from the
         Name of Person, Position                                   19 IAI Mutual Funds*
         ------------------------                                   -------------------

         Betsch, Madeline  -  Director                                     $34,700

         Hodgson, W. William  - Director                                   $34,700

         Long, George R.  -  Director                                      $34,700

         Thompson, J. Peter  -  Director                                   $34,700

         Withers, Charles H.  -  Director                                  $34,700
         -------------------------

         * From all Funds for the calendar year ended December 31, 1996; excludes expenses incurred in connection with attending meetings.


     The Board of Directors for each of the Funds has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Funds' Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.

     IAI's ultimate corporate parent is Lloyds TSB Group plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.


HISTORY

     Capital Appreciation Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the corporation's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series G common shares is referred to as "IAI Capital Appreciation Fund."

     Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc. be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Emerging Growth Fund."

     Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name has been IAI Stock Fund, Inc., be renamed IAI Investment Funds VII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Growth and Income Fund", which name better reflects the investment objectives of the investment portfolio.

     Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series C common shares is referred to as "IAI Midcap Growth Fund."

     Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 28, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Regional Fund, Inc., be renamed IAI Investment Funds IV, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Regional Fund."

     Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Value Fund, Inc., be renamed IAI Investment Funds VIII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Value Fund."

MANAGEMENT AGREEMENT

     Effective April 1, 1996 (February 1, 1996 for Capital Appreciation Fund), each Fund entered into a new written agreement with IAI (the "Management Agreement"). Pursuant to the Management Agreement, IAI provides each Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for a Fund within the framework of such Fund's investment policies, subject to review by the directors of the Funds. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of a Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with a Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by a Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by a Fund; (8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, each Fund has agreed to pay IAI an annual fee as a percentage of such Fund's average daily net assets as set forth below:

                            CAPITAL APPRECIATION FUND

          Daily Net Assets                   Fee IAI Receives Annually
          ----------------                   -------------------------

          For the first $250 million                      1.40%
          For the next $250 million                       1.35%
          Above $500 million                              1.30%


                     GROWTH FUND AND GROWTH AND INCOME FUND

           Daily Net Assets                   Fee IAI Receives Annually
           ----------------                   -------------------------

           For the first $100 million                      1.25%
           For the next $150 million                       1.15%
           For the next $250 million                       1.05%
           Above $500 million                              1.00%


       EMERGING GROWTH FUND, MIDCAP GROWTH FUND, VALUE FUND, REGIONAL FUND

            Daily Net Assets                   Fee IAI Receives Annually
            ----------------                   -------------------------

            For the first $250 million                      1.25%
            For the next $250 million                       1.20%
            Above $500 million                              1.10%

     Under the Management Agreement, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses, IAI has agreed to pay all of a Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse a Fund for the fees and expenses it pays to directors who are not "interested persons" of such Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.

     IAI has also voluntarily undertaken to pay all expenses of promoting the sale of Fund shares and may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of Fund shareholders and/or which perform services for shareholder accounts.


     The following table contains relevant information concerning fees each Fund paid under the Management Agreement for the fiscal year ended March 31, 1996.

          FUND                       NET ASSETS*          MANAGEMENT FEE           WAIVER**
          ----                       -----------          --------------           --------

          Capital Appreciation       $  44,230,390       $    453,870             $  58,119
          Emerging Growth            $ 387,105,076       $  7,780,390             $  57,662
          Growth                     $  11,746,813       $    197,192             $   1,400
          Growth and Income          $  90,740,615       $  1,087,833             $   7,506
          Midcap Growth              $ 128,258,989       $  1,719,193             $  12,079
          Regional                   $ 498,178,473       $  6,793,110             $  48,381
          Value                      $  29,438,781       $    460,082             $   3,220
          --------------------------
         *      As of March 31, 1997

         **     Resulting  from IAI's  reduction  of its  Management  Fee in the amount  representing  each Fund's pro rata payment of director's fees and expenses.  For Capital Appreciation Fund, $3,278 of the total  represents  such director's  fees; the remaining  $54,835 represents  IAI's  voluntary  waiver  of its  Management  Fee in excess of 1.25% of the Fund's average net assets.

     For the fiscal period from February 1, 1996 (commencement of operations) through March 31, 1996, Capital Appreciation Fund paid IAI $6,898 under the Management Agreement and IAI waived $828 pursuant to the fee waiver mentioned above.


PRIOR AGREEMENTS

     Effective March 31, 1996, the Investment Advisory Agreement and Administrative Agreement between each Fund (excluding Capital Appreciation Fund, which commenced operations February 1, 1996) and IAI were terminated and replaced by the Management Agreement described above. The services provided by IAI under each of these agreements are substantially similar in nature as those provided under the new Management Agreement.

     Under the Investment Advisory Agreements, Emerging Growth Fund, Midcap Growth Fund, Regional Fund, and Value Fund each paid IAI a monthly advisory fee calculated at an annual rate of .75% of the first $200 million of a Fund's average month-end net assets, .70% for the next $300,000,000 in net assets, and
 .65% for net assets above $500,000,000. Growth Fund and Growth and Income Fund had agreed to pay IAI a monthly advisory fee calculated at an annual rate of
 .75% of the first $100 million in average daily net assets, .65% for the next $100,000,000 in net assets, and .55% for net assets above $200,000,000.

     Advisory fees were paid by each Fund for the fiscal years (or periods) as follows:

                                                Fiscal Year Ended March 31,
                                         -------------------------------------

           Fund                                    1995                1996
           ----                                    ----                ----

           Emerging Growth Fund                  $  2,049,484      $ 3,570,424
           Growth Fund                           $    119,142*     $   154,947**
           Growth and Income Fund                $    827,288      $   667,378
           Midcap Growth Fund                    $    543,698      $   774,726
           Regional Fund                         $  3,866,797      $ 3,945,330
           Value Fund                            $    276,714      $   316,540
           -----------------------------

         * For the period from August 1, 1994 (commencement of operations) through March 31, 1995.

         **    Pursuant to the expense limit discussed below, IAI reimbursed
                $1,108 in advisory fees to Growth Fund.


     Each Fund's monthly payment of the advisory fee was suspended or reduced (and reimbursement made by IAI, if necessary) when it appeared that the amount of expenses would exceed such Fund's applicable expense limit (and after the monthly payment of the distribution fee has been reduced to zero), as set forth below.

ALLOCATION OF EXPENSES

     Prior to the termination of the Advisory and Administrative Agreements on March 31, 1996 (with the exception of Capital Appreciation Fund) as discussed above, each Fund paid all its other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, interest, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, fees to directors who are not "interested persons" of a Fund, distribution expenses pursuant to the Fund's Rule 12b-1 plan, insurance premiums, costs of attending investment conferences and such other costs which may be designated as extraordinary. Under the prior agreements, IAI reimbursed each Fund for expenses (other than brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses) which exceeded 1.25% per year of the average month-end net assets of a Fund (the "expense limit"). Certain state securities commissions may impose additional limitations on certain of a Fund's expenses, and IAI may be required by such state commissions to reimburse a Fund for expenses in excess of any limitations as a requirement to selling shares of such Fund in those states. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith, or negligence in the performance of its duties and obligations.

DURATION OF AGREEMENTS

     Each Management Agreement will terminate automatically in the event of its assignment. In addition, each Agreement is terminable at any time without penalty by the Board of Directors of a Fund or by vote of a majority of a Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to a Fund. Each Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of a Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

                                CUSTODIAL SERVICE

         The custodian for the Funds is Norwest Bank Minnesota, N.A. Norwest Center, Sixth and Marquette, Minneapolis, MN 55479. Norwest has entered into an agreement with Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York ("Morgan Stanley") which enables the Funds to utilize the subcustodian and depository network of Morgan Stanley. Such agreements, subcustodians and depositories were approved by the Fund's Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for a Fund's assets held outside the United States.



               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     In effecting portfolio transactions on behalf of a Fund, IAI seeks the most favorable net price consistent with the best execution. Generally, a Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for such Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, a Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for a Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to a Fund from these commissions. Generally a Fund pays higher than the lowest commission rates available.


     IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by the managed fund investing in common stocks and managed accounts investing in common stocks would primarily benefit the fund and accounts.

     There is no formula for the allocation by IAI of each Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Although investment decisions for a Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to each Fund and such accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have detrimental effects on a Fund, as they may affect the price paid or received by a Fund or the size of the position obtainable by a Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.


     Brokerage commissions, listed below, were paid by each Fund for the fiscal years (or periods) ended March 31. During these periods, a percentage of commissions were paid to brokerage firms that provided research services to IAI, although the provision of such services was not necessarily a factor in the placement of all such business with such firms.


                                                                                   Percentage of
                                                                                Commissions to Brokers
Fund                                     Amount of Commissions                Providing Research
----                                     ---------------------                ------------------

                                1997           1996          1995                     1997
                                ----           ----          ----                     ----
Capital Appreciation       $    450,843    $   12,833         N/A                    42.82%
Emerging Growth            $  1,475,305    $  213,296     $  844,250                 59.55%
Growth                     $     71,142    $   63,748     $   93,542                 21.38%
Growth and Income          $    131,490    $  279,469     $  297,072                 21.55%
Midcap Growth              $    361,584    $  108,321     $  160,255                 46.38%
Regional                   $  1,684,845    $1,116,117     $2,639,390                 57.44%
Value                      $    195,811    $  107,946     $  245,263                 41.20%


                                  CAPITAL STOCK

CAPITAL APPRECIATION FUND

     IAI Capital  Appreciation  Fund is a separate  portfolio of IAI  Investment
Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series G common shares. The investment portfolio represented by such shares is referred to as IAI Capital Appreciation Fund. As of March 31, 1997, Capital Appreciation Fund had 3,279,382 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Capital Appreciation Fund beneficially owned more than 5% of the outstanding shares of Capital Appreciation Fund, except as set forth in the following table:


==============================================================================
Name and Address                      Number of                  Percent of
 of Shareholder                         Shares                      Class
==============================================================================
Charles Schwab & Co. Inc.             809,885.865                   24.16%
SPL Custody A/C for Excl Benefit
  of Cust
Attn:  Mutual Funds Dept - Cap App Reim
101 Montgomery Street
San Francisco, CA 94104



     In addition, as of May 19, 1997, Capital Appreciation Fund's officers and directors as a group owned less than 1% of Capital Appreciation Fund's outstanding shares.

EMERGING GROWTH FUND

     IAI EMERGING GROWTH FUND CLOSED TO NEW INVESTORS ON FEBRUARY 1, 1996. IAI EMERGING GROWTH FUND'S CURRENT SHAREHOLDERS MAY ADD TO AN EXISTING ACCOUNT AND CERTAIN OTEHRS MAY MAKE AN INITIAL INVESTMENT IN THE FUND. IAI EMERGING GROWTH FUND MAY RESUME SALES TO NEW INVESTORS AT SOME FUTURE DATE, BUT IT HAS NO PRESENT PLANS TO DO SO.


     IAI Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares, the investment portfolio represented by such shares is referred to as IAI Emerging Growth Fund. As of March 31, 1997, Emerging Growth Fund had 24,427,636 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Emerging Growth Fund beneficially owned more than 5% of the outstanding shares of Emerging Growth Fund, except as set forth in the following table:

==============================================================================
Name and Address                         Number of                 Percent of
 of Shareholder                            Shares                     Class
=============================================================================

Thomson Consumer Electronics, Inc.       2,275,568.412                10.14%
SAV Pl Salaried Employees 1-1-88
State Street Bank & Trust
Attn:  D. Leydom One Enterprise Dr
P.O. Box 1992
Quincy, MA 02171

Charles Schwab & Co., Inc.              1,350,144.245                 6.02%
SPL Custody A/C for Excl Bnft of Cust.
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94101

Nissan Retirement Savings Plan          1,423,427.493                 6.35%
State Street Bank & Trust
Master Trust
PO Box 1992
Boston, MA 02105



     In addition, as of May 19, 1997, Emerging Growth Fund's officers and directors as a group owned less than 1% of Emerging Growth Fund's outstanding shares.

GROWTH FUND

     IAI Growth Fund is a separate portfolio of IAI Investment Funds II, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds II, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds II, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth Fund. As of March 31, 1997, the Fund had 1,184,290 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Growth Fund, beneficially owned more than 5% of the outstanding shares of Growth Fund, except as set forth in the following table:

==============================================================================
Name and Address                              Number of           Percent of
 of Shareholder                                 Shares               Class
==============================================================================

IAI Trust Company                             64,885.917             5.22%
Aggressive Growth Portfolio
3500 First Bank Place
P.O. Box 357
Minneapolis, MN 55402


     In addition, as of May 1, 1997, Growth Fund's officers and directors as a group owned less than 1% of Growth Fund's outstanding shares.


GROWTH AND INCOME FUND


     IAI Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VII, Inc., has authorized 10,000,000,000 shares of $.10 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth and Income Fund. As of March 31, 1997, the Fund had 6,117,295 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Growth and Income Fund, beneficially owned more than 5% of the outstanding shares of Growth and Income Fund, except as set forth in the following table:


=============================================================================
Name and Address                               Number of          Percent of
 of Shareholder                                  Shares             Class
=============================================================================

Pentair, Inc. Retirement Savings & Stock      997,735.440            16.67%
401(k) Plan
1500 County Road B2 West
St. Paul, MN  55113-3105



     In addition, as ofMay 19, 1997, Growth and Income Fund's officers and directors as a group owned approximately 170,649.706 shares, representing 2.58% of Growth and Income Fund's outstanding shares.

MIDCAP GROWTH FUND

     IAI Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series C common shares, the investment portfolio represented by such shares is referred to as IAI Midcap Growth Fund. As of March 31, 1997, Midcap Growth Fund had 7,688,117 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Midcap Growth Fund beneficially owned more than 5% of the outstanding shares of Midcap Growth Fund, except as set forth in the following table:

==============================================================================
Name and Address                            Number of               Percent of
 of Shareholder                               Shares                   Class
==============================================================================

Charles Schwab & Co., Inc.                 1,504,969.640              22.02%
SPL Custody A/C for Excl Bnft of Cust
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104

Olcoba Company                             418,339.809                 6.12%
Attn:  Trust Mutual Fun Specialist
PO Box 1000
Minneapolis, MN 55480



     In addition, as of May 19, 1997, Midcap Growth Fund's officers and directors as a group owned less than 1% of Midcap Growth Fund's outstanding shares.


REGIONAL FUND

     IAI Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds IV, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds IV, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Regional Fund. As of March 31, 1997, Regional Fund had 22,051,268 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Regional Fund, beneficially owned more than 5% of the outstanding shares of Regional Fund, except as set forth in the following table:

==============================================================================
Name and Address                       Number of                 Percent of
 of Shareholder                         Shares                      Class
==============================================================================

Charles Schwab & Co., Inc.             1,610,311.277                7.51%
SPL Custody A/C for Excl Bnft of Cust.
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104


     As of May 19, 1997, Regional Fund's officers and directors as a group owned less than 1% of Regional Fund's outstanding shares.


VALUE FUND

     IAI Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc. a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VIII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VIII, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Value Fund. As of March 31, 1997, Value Fund had 2,524,279 shares outstanding.

     As of May 19, 1997, no person held of record or, to the knowledge of Value Fund, beneficially owned more than 5% of the outstanding shares of Value Fund, except as set forth in the following table:


===============================================================================
Name and Address                       Number of                   Percent of
 of Shareholder                         Shares                        Class
==============================================================================

Charles Schwab & Co., Inc.             240,793.945                   10.40%
SPL Custody A?C for Excl Bnft of Cust.
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104



     As of May 19, 1997, Value Fund's officers and directors as a group owned approximately 35,913.004 shares, representing approximately 1.55% of Value Fund's outstanding shares.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The portfolio securities in which each Fund invests fluctuate in value, and hence, for each Fund, the net asset value per share also fluctuates.

     The net asset value per share of a Fund is determined once daily normally as of the close of trading on the New York Stock Exchange, normally 3:00 p.m. Central time, on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     On March 31, 1997, each Fund's net asset value and public offering price per share were calculated as follows:

         CAPITAL APPRECIATION FUND

         NAV = Net Assets ($44,230,390)            =  $13.49
               --------------------------
               Shares Outstanding (3,279,382)


         EMERGING GROWTH FUND

         NAV = Net Assets ($387,105,076)            =  $15.85
               --------------------------
               Shares Outstanding (24,427,636)

         GROWTH FUND

         NAV = Net Assets ($11,746,813)             =   $9.92
               ----------------------------
               Shares Outstanding (1,184,290)


         GROWTH AND INCOME FUND

         NAV = Net Assets ($90,740,615)            =  $14.83
               --------------------------
               Shares Outstanding (6,117,295)


         MIDCAP GROWTH FUND

         NAV = Net Assets ($128,258,989)             = $16.68
               -------------------------
               Shares Outstanding (7,688,117)


         REGIONAL FUND

         NAV = Net Assets ($498,178,473)           =   $22.59
               ---------------------------
               Shares Outstanding (22,051,268)


         VALUE FUND

         NAV = Net Assets ($29,438,781)             =   $11.66
               --------------------------
               Shares Outstanding (2,524,279)


                        PURCHASES AND REDEMPTIONS IN KIND

     In extraordinary circumstances, Fund shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if the market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, if a shareholder so desires, and IAI so agrees, Fund shares may be redeemed in exchange for securities held by a Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.

                                   TAX STATUS

     The tax status of the Funds and distributions of the Funds are summarized in the Prospectus under "Dividends, Distributions and Tax Status."

     Under the Internal Revenue Code of 1986, as amended (the "Code"), individual shareholders may not exclude any amount of distributions from a Fund's gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of a Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of each Fund may derive from sources other than dividends from domestic corporations, a portion of each Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

     Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, each Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

     If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to a Fund shareholder if, as is usually the case, Fund shares are a capital asset in the hands of a Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

     Under the Code, each Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is each Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

     Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of a Fund's assets to be invested in various countries is not known. Any amount of taxes paid by a Fund to foreign countries will reduce the amount of income available to a Fund for distributions to shareholders.

     The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of each Fund's Prospectus and this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of a Fund.

                        LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds II, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds VI, Inc., IAI
Investment Funds VII, Inc., and IAI Investment Funds VIII, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              FINANCIAL STATEMENTS

     The audited financial statements, included as part of the Funds' 1997 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Funds at no charge.

                         Prospectus Dated August 1, 1997

                                IAI BALANCED FUND

                              3700 First Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                            Telephone 1-612-376-2700
                                 1-800-945-3863


     IAI Balanced Fund ("the Fund") is a separate portfolio of IAI Investment Funds VI, Inc. IAI Investment Funds VI, Inc. is a open-end diversified management investment company authorized to issue its shares of common stock in more than one series. Investment Advisers, Inc. ("IAI") serves as the Fund's investment adviser and manager.


     The Fund's investment objective is to maximize total return to investors. The Fund pursues its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments.


This Prospectus sets forth concisely the information which a prospective investor should know about the Fund before investing and it should be retained for future reference. A "Statement of Additional Information" dated August 1, 1997, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the address or telephone number shown on the inside back cover of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

FUND EXPENSE INFORMATION..................................................2
FUND DIRECTORS............................................................2
FINANCIAL HIGHLIGHTS......................................................3
INVESTMENT OBJECTIVE AND POLICIES.........................................4
PORTFOLIO SECURITIES AND OTHER INVESTMENT TECHNIQUES......................5
FUND RISK FACTORS.........................................................8
MANAGEMENT................................................................10
INVESTMENT PERFORMANCE....................................................11
COMPUTATION OF NET ASSET VALUE AND PRICING................................12
PURCHASE OF SHARES........................................................12
RETIREMENT PLANS..........................................................14
AUTOMATIC INVESTMENT PLAN.................................................14
REDEMPTION OF SHARES......................................................14
EXCHANGE PRIVILEGE........................................................15
AUTOMATIC EXCHANGE PLAN...................................................16
AUTHORIZED TELEPHONE TRADING..............................................16
SYSTEMATIC CASH WITHDRAWAL PLAN...........................................17
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS...................................18
DESCRIPTION OF COMMON STOCK...............................................18
COUNSEL AND AUDITORS......................................................18
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT...................18
ADDITIONAL INFORMATION....................................................18

                            FUND EXPENSE INFORMATION


Shareholder Transaction Expenses
---------------------------------------------------------------------------

Sales Load Imposed on Purchases......................................  None
Sales Load Imposed on Reinvested Dividends...........................  None
Redemption Fees*.....................................................  None
Exchange Fees........................................................  None
----------------------------------

* The Fund charges a $10.00 fee for the
   payment of redemption proceeds by wire.


Annual Fund Operating Expenses
----------------------------------------------------------------------------
(as a percentage of average daily net assets)

Management Fee........................................................ 1.25%
Rule 12b-1 Fee.......................................................  None
Other Expenses.......................................................  None
   Total Fund Operating Expenses...................................... 1.25%
                                                                       ====

Example:

Based upon the levels of Total Fund Operating
Expenses listed above, you would pay the following            1 Year       3 Years    5 Years     10 Years
expenses on a $1,000 investment, assuming a five percent      ------       -------    -------     --------
annual return and redemption at the end of each period:        $ 13         $ 40       $69         $151


     The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                                FUND DIRECTORS

              Madeline Betsch                    Noel P. Rahn
              W. William Hodgson                 J. Peter Thompson
              George R. Long                     Charles H. Withers

                              FINANCIAL HIGHLIGHTS

     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Statements included in the Annual Report are incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                                                                                  Period from
                                                                                               April 10, 1992(1)
                                                        Years ended March 31,                        to
                                          -------------------------------------------------

                                             1997          1996           1995         1994      March 31, 1993
                                             ----          ----           ----         ----      ---------------
NET ASSET VALUE
   Beginning of period                     $11.53         $10.57         $10.36       $10.89        $10.00
                                           ------         ------         ------       ------        ------
OPERATIONS
   Net investment income (loss)              0.37           0.29           0.29         0.27          0.18
   Net realized and unrealized gains         1.60           0.97           0.62         0.34          0.84
                                             ----          -----           ----         ----          ----
Total from operations                        1.97           1.26           0.91         0.07          1.02
                                             ----           ----           ----         ----          ----

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                    (0.49)         (0.30)         (0.32)       (0.26)        (0.13)
   Net realized gains                       (1.97)           ----         (0.38)       (0.20)         ----
                                           -------          -----         ------        ----         ------
Total distributions                         (2.46)         (0.30)         (0.70)       (0.46)        (0.13)
                                            ------         -------        ------       ------        ------
NET ASSET VALUE
   End of period                           $11.04         $11.53          $10.57       $10.36        $10.89
                                           ======         =======         ======       ======        =======

Total investment return*                    18.55%        12.09%            9.44%     (0.77)%         10.18%

Net assets at end of period                $32,822       $38,799          $41,419    $52,369         $70,068
(000's omitted)

RATIOS
    Expenses to average net assets          1.25%          1.25%           1.25%       1.25%           1.25%**
    Net investment income (loss)
     to average net assets                  2.92%          2.48%           2.68%       2.35%           2.18%**
   Average brokerage commission rate***    $0.0468          N/A            N/A          N/A             N/A
   Portfolio turnover rate
      (excluding short-term securities)   190.6%         193.8%          256.9%      211.9%           83.4%
  ------------------------------------

* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**       Annualized
*** Beginning in fiscal 1997, the Fund is required to disclose an average brokerage commission rate. The comparability of rates between domestic and foreign equities may be affected by the fact that commission rates per share can vary significantly among foreign countries.
(1)      Commencement of operations

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to maximize total return. The Fund will seek to achieve its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

     In seeking to achieve its investment objective, IAI, the Fund's investment adviser and manager, allocates the Fund's assets among the three classes of assets set forth above. Under normal market conditions, the Fund holds between 25% and 75% of its assets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short-term instruments. The Fund may also make other investments that do not fall within these classes.


     The stock class includes equity securities of all types and consists primarily of common stocks, securities convertible into common stocks, and non-convertible preferred stocks. The bond class includes all varieties of fixed-income instruments with maturities of more than one year and consists primarily of investment grade bonds. Investment grade securities are those securities rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). The Fund may also purchase U.S. Treasury inflation-protection securities. The value of such inflation-protection securities is adjusted for inflation and periodic interest payments are in amounts equal to a fixed percentage of the inflation-adjusted value of the principal. Although the Fund may also invest in below investment grade securities (junk bonds), the Fund currently intends to limit such investments to less than 10% of its total assets and not to invest in junk bonds rated lower than B by Moody's or S&P.


     Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominately speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Investment Objectives and Policies" in and Appendix A to the Statement of Additional Information for additional information regarding ratings of debt securities. In purchasing such securities, the Fund will rely on IAI's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. IAI will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


     The short-term class includes all types of short-term instruments with remaining maturities of one year or less and consists primarily of commercial paper, bank certificates of deposit, bankers' acceptances, government securities, repurchase agreements and other similar short-term instruments. Short-term securities are only purchased if given one of the top two ratings by a major ratings service or, if unrated, are of comparable quality as determined by IAI. Within each of these classes, the Fund may invest in both domestic and foreign securities. Currently, the Fund intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 25% of its total assets.


     IAI regularly reviews its allocation of the Fund's assets among the three classes and gradually varies them over time to favor asset classes that, in IAI's judgment, provide the most favorable total return outlook. Because the Fund seeks to maximize total return over the long-term, it will not try to pinpoint the precise moment when major reallocations are warranted. Rather, such reallocations among asset classes will be made gradually over time and, under normal conditions, a single reallocation decision will not involve more than 10% of the Fund's total assets.

PORTFOLIO SECURITIES AND OTHER INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

     The Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan under relevant law. The Fund may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of IAI, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral.


BORROWING

     The Fund may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund does not intend its borrowings to exceed 5% of its net assets.


ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. The institutional trading market is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

FOREIGN SECURITIES

     The Fund may invest in securities of foreign issuers in accordance with its investment objective and policies. In considering whether to purchase securities of foreign issuers, IAI will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. The Fund currently intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 25% of its total assets.


VENTURE CAPITAL

     The Fund may invest in venture capital limited partnerships and funds which, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and funds present a number of risks not found in investing in established enterprises including the fact that such a partnership's portfolio will be composed almost entirely of early-stage companies which may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market, and may be subject to intense competition from larger companies. Any investment in a venture capital fund will lack liquidity, will be difficult to value, and the Fund will have almost no control over the management of the partnership. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

     In addition to investing in venture capital limited partnerships and funds, the Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. The Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, the Fund may purchase non-investment grade debt securities in the form of convertible notes.

LEVERAGED BUYOUTS

     The Fund may invest in leveraged buyout limited partnerships and funds which, in turn, invest in leveraged buyout transactions (LBOs). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBOs, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a "when-issued" or delayed delivery basis and purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash, government securities or liquid high-grade debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. During the period between a commitment and settlement, no payment is made for the securities and, thus, no interest accrues to the purchaser from the transaction. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. The Fund may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. No more than 20% of the Fund's net assets may be invested in when-issued, delayed delivery or forward commitment transactions, and of such 20%, no more than one-half (i.e., 10% of its net assets) may be invested in when-issued, delayed delivery or forward commitment transactions without the intention of actually acquiring securities (i.e., dollar rolls or "roll" transactions). For additional information on roll transactions, see "Investment Objectives and Policies --Dollar Rolls" in the Statement of Additional Information.

ZERO COUPON OBLIGATIONS

     The Fund may also invest in zero coupon obligations of the U.S. Government or its agencies, tax exempt issuers and corporate issuers, including rights to stripped coupon and principal payments ("STRIPS"). Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. STRIPS are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of STRIPS and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

ADJUSTING INVESTMENT EXPOSURE

     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures.

     Such techniques and instruments may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to techniques and instruments entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any technique or instruments is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques and instruments successfully will depend on IAI's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Such techniques and instruments involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.


TEMPORARY DEFENSIVE POSITION

     In unusual market conditions, when IAI believes a temporary defensive position is warranted, the Fund may invest without limitation in investment-grade fixed income securities, that is, securities rated within the four highest grades assigned by Moody's or S&P, or money market securities (including repurchase agreements). Money market securities will only be purchased if they have been given one of the two top ratings by a major ratings service or, if unrated, are of comparable quality as determined by IAI. If the Fund maintains a temporary defensive position, investment income may increase and may constitute a large portion of the Fund's return.

PORTFOLIO TURNOVER

     The Fund will dispose of securities without regard to the time they have been held when such action appears advisable to management either as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. Accordingly, the Fund's annual portfolio turnover rate cannot be anticipated and may be relatively high. High turnover rates (100% or more) as the Fund experienced in its most recent fiscal year, increase transaction costs, and may increase taxable capital gains. The Fund's historical portfolio turnover rates are set forth in the section " Financial Highlights."


     Further information regarding these and other securities and investment techniques is contained in the Statement of Additional Information.

                                FUND RISK FACTORS
INTEREST RATE RISK

     As a mutual fund investing in fixed-income securities, the Fund is subject to interest rate risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. In managing the Fund, IAI will adjust the duration of the investment portfolio in response to economic and market conditions. Duration is generally considered a better measure of interest rate risk than is maturity. Duration is a measure of the expected change in value of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two generally will fall by approximately two percent. In some situations, the standard duration calculation does not properly reflect the interest rate risk of a security. In such situations, IAI will use more sophisticated analytical techniques, such as modeling principal and interest payments based upon historical experience or expected volatility, to arrive at an effective duration that incorporates the additional variables into the determination of interest rate risk. These techniques may involve estimates of future economic parameters which may vary from actual future outcomes. IAI anticipates the duration range of the fixed income portion of the Fund to be 3.5 to 7 years. This range is merely an expectation as of the date of this Prospectus, and may change due to market conditions and other economic factors. Therefore, the expected duration range does not limit IAI in how it manages the Fund. These principals of interest rate risk also apply to U.S. Treasury and U.S. Government agency securities. As with other bond investments, U.S. Government securities will rise and fall in value as interest rates change. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

CREDIT RISK

     The fixed income portion of the Fund is also subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to the Fund. The credit risk of the Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

RISKS ASSOCIATED WITH ADJUSTING INVESTMENT EXPOSURE

     The techniques and instruments described in the section "Adjusting Investment Exposure", including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent IAI's view as to certain market movements is incorrect, the risk that the use of such techniques and instruments could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options), current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may not have markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of these techniques would reduce net asset value, and possibly income, and such losses can be greater than if the techniques and instruments had not been utilized.


CALL RISK

     The fixed income portion of the Fund is also subject to call risk. Call risk is the possibility that corporate bonds held by the Fund will be repaid prior to maturity. Call provisions, common in many corporate bonds held by the Fund, allow bond issuers to redeem bonds prior to maturity (at a specified price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. For the Fund, the result would be that bonds with high interest rates are "called" and must be replaced with lower-yielding instruments. In these circumstances, the income of the Fund would decline.

RISKS OF LOWER-RATED DEBT SECURITIES

     The Fund may invest in debt securities commonly known as "junk" bonds. Such securities are subject to higher risks and greater market fluctuations than are lower-yielding, higher-rated securities. The price of junk bonds has been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but is likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuers of a fixed-income security owned by the Fund were to default, the Fund might incur additional expenses to seek recovery. The risk of loss due to default by issuers of junk bonds is significantly greater than that associated with higher-rated securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of junk bonds and a concomitant volatility in the net asset value of a share of the Fund.

     The secondary market for junk bonds is less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of the Fund to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. For a description of Moody's and S&P ratings, see Appendix A to the Statement of Additional Information.

FOREIGN INVESTMENT RISK FACTORS

     Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Because the Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund. Delays may be encountered in settling securities transactions in certain foreign markets, and the Fund will incur costs in converting foreign currencies into U.S dollars. Custody charges are generally higher for foreign securities.


MANAGER RISK

     IAI manages the Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute the Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objective.

INVESTMENT RESTRICTIONS

     The Fund is subject to certain other investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without the approval of the shareholders of the Fund. The Fund is a diversified investment company and has a fundamental policy that, with respect to 75% of its total assets, it may not invest more than 5% of its total assets in any one issuer. The Fund, also as fundamental policies, may not invest more than 25% or more of its assets in any one industry and may borrow only for temporary or emergency purposes in an amount not exceeding one-third of its total assets.


     Please refer to the Statement of Additional Information for a further discussion of the Fund's investment risks and investment restrictions.

                                   MANAGEMENT

     Balanced Fund was created on April 10, 1992, as a separate portfolio represented by a separate class of common stock of IAI Investment Funds VI, Inc., a Minnesota corporation, created on April 30, 1991. Under Minnesota law, the Fund's Board of Directors is generally responsible for the overall operation and management of the Fund. IAI serves as the investment adviser and manager of the Fund pursuant to a written advisory agreement (the "Advisory Agreement"). IAI also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals, having total assets in excess of $16 billion. IAI's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization headquartered in London, England. Lloyds TSB Group plc is one of the largest personal and corporate financial services groups in the United Kingdom, and is engaged in a wide range of activities including commercial and retail banking. The address of IAI is that of the Fund.

     Pursuant to a written agreement with the Fund (the "Management Agreement"), IAI provides the Fund with investment advisory services and is responsible for the overall management of the Fund's business affairs subject to the authority of the Board of Directors. The Management Agreement also provides that, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses, IAI shall pay all of the Fund's operating expenses. As compensation under the Management Agreement, the Fund paid IAI 1.25% of the Fund's average daily net assets during the last fiscal year . The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. Because IAI is paying Fund operating expenses, these fees represent the Fund's total expenses. With respect to certain of the services for which it is responsible under the Management Agreement, IAI may also pay qualifying broker-dealers, financial institutions and other entities for providing such services to Fund shareholders. IAI shall not be liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.


     The Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for the Fund. The team leads are Larry Hill and Donald Hoelting. Mr. Hill is IAI's Chief Fixed Income Officer and a member of the Board of Directors, and has served as a fixed income portfolio manager since joining IAI in 1984. Mr. Hoelting joined IAI in April 1996 as Vice President and equity portfolio manager. Before joining IAI, Mr. Hoelting was Chief Investment Officer and Portfolio Manager for Jefferson National Bank and Trust from 1989 to 1996.


     R. David Spreng has been responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships, since 1993. Mr. Spreng is a Senior Vice President of IAI and has served IAI in several capacities since 1989.


     Pursuant to a Subadvisory Agreement, IAI has delegated its investment management responsibilities with respect to the Fund's investments in securities of foreign issuers to its affiliate, IAI International Ltd. Roy Gillson has responsibility for the Fund's investments in securities of foreign issuers. Mr. Gillson is IAI International's Chief Investment Officer and a member of its Board of Directors. Mr. Gillson has served as a portfolio manager since joining IAI International in 1983. As an affiliate of IAI, IAI International receives no compensation under the Subadvisory Agreement.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., IAI may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Funds securities transactions.


                             INVESTMENT PERFORMANCE

     From time to time the Fund may advertise performance data including monthly, quarterly, yearly or cumulative total return, average annual total return and yield figures. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     Yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     For additional information regarding the calculation of such total return and yield figures, see "Investment Performance" in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to shareholders which may be obtained without charge from the Fund.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data on the performance of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also note its mention in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data. For additional information on the types of indexes, averages and periodicals that might be utilized by the Fund in advertising and sales literature, see the section "Investment Performance" in the Statement of Additional Information.

                   COMPUTATION OF NET ASSET VALUE AND PRICING

     The Fund is open for business each day the New York Stock Exchange (NYSE) is open. IAI normally calculates the Fund's net asset value per share (NAV) as of the close of business of the NYSE, normally 3 p.m. Central time.

     The Fund's NAV is the value of a single share. The NAV is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

     The Fund's investments with remaining maturities of 60 days or less at initial purchase date may be valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Other portfolio securities and assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

     The offering price (price to buy one share) and redemption price (price to sell one share) are the Fund's NAV.

                               PURCHASE OF SHARES

     The Fund offers its shares continually to the public at the net asset value of such shares. Shares may be purchased directly from the Fund or through certain security dealers who have responsibility to promptly transmit orders and may charge a processing fee, provided that the Fund whose shares are being purchased is duly registered in the state of the purchaser's residence, if required, and the purchaser otherwise satisfies the Fund's purchase requirements. No sales load or commission is charged in connection with the purchase of Fund shares.


     Shares may be purchased for cash or in exchange for securities which are permissible investments of the Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations or, if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer.

     The minimum initial investment to establish a retail account with the IAI Mutual Funds is $5,000. Such initial investment may be allocated among the Fund and other IAI Mutual Funds as desired, provided that no less than $1,000 is allocated to any one fund. The minimum initial investment for IRA accounts is $2,000, provided that the minimum amount that may be allocated to any one fund is $1,000. Once the account minimum has been met, subsequent purchases can be made in the Fund for $100 or more. Such minimums may be waived for participants in the IAI Investment Club.

     Investors may satisfy the minimum investment requirement by participating in the STAR Program. Participation in the STAR Program requires an initial investment of $1,000 per Fund and a commitment to invest an aggregate of $5,000 within 24 months. If a STAR Program participant does not invest an aggregate of $5,000 in the IAI Mutual Funds within 24 months, IAI may, at its option, redeem such shareholder's interest and remit such amount to the shareholder. Investors wishing to participate in the STAR Program should contact the Fund to obtain a STAR Program application.


     To purchase shares, forward the completed application and a check payable to "IAI Funds" to the Fund. Third party checks will not be accepted for initial account investments. Upon receipt, your account will be credited with the number of full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by the Fund.


     Purchases of shares are subject to acceptance or rejection by the Fund on the same day the purchase order is received and are not binding until so accepted. It is the policy of the Fund and IAI Securities to keep confidential information contained in the application and regarding the account of an investor or potential investor in the Fund.

     All correspondence relating to the purchase of shares should be directed to the office of the Fund, P.O. Box 357, Minneapolis, Minnesota 55440 or, if using overnight delivery, to 3700 First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402. For assistance in completing the application please contact IAI Mutual Funds Shareholder Services at 1-800-945-3863.


BANK WIRE PURCHASES

     Shares may be purchased by having your bank wire federal funds (funds of the Federal Reserve System) to a Norwest Bank, Minnesota.

     Wire orders will be accepted only on days your bank, the transfer agent, a Fund and Norwest Bank Minnesota are open for business. The payment must be received by a Fund before the close of business to be credited to your account that day. Otherwise, it will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by such Fund. If the wire order does not contain the information stated below, such Fund may reject it. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of such Fund or the transfer agent.

     You must pay any charges assessed by your bank for the wire service. If a wire order is rejected, all money received by the Fund, less any costs incurred by the Fund or the transfer agent in rejecting it, will be returned promptly.

     If the wire order is for a new account, you should call IAI Shareholder Services at 1-800-945-3863 to advise them of the investment and to obtain an account number and instructions. The wire should be sent to: Norwest Bank Minnesota, Routing Number 091000019, Minneapolis, Minnesota, Credit to: IAI Mutual Funds Account Number 6355002264. It should state the following:

"For further credit to personal account # ______________ (your account number) for _______________________ (your name) and __________________ (Fund name)."

     A completed application must be sent to and received by the Fund before the wire is sent.

     If the wire order is an addition to an existing account, the wire must include the information required above for the new accounts. As soon as the wire is sent, you should call IAI Shareholder Services, as described above, and advise them of your name, your account number and the name of the bank transmitting the federal funds.


                                RETIREMENT PLANS

     Shares of the Fund may be an appropriate investment medium for various retirement plans. Persons desiring information about establishing an Individual Retirement Account (IRA) (for employed persons and their spouses) or other retirement plans should contact IAI Mutual Funds Shareholder Services at 1-800-945-3863. All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, you are urged to consult with an attorney or tax advisor prior to the establishment of such a plan.

                            AUTOMATIC INVESTMENT PLAN

     Investors may arrange to make regular investments of $100 or more per Fund on a monthly or twice a month basis, effective as of the 4th and/or the 18th day of each month (or the next business day), through automatic deductions from their checking or savings accounts. Such investors may, of course, terminate their participation in the Automatic Investment Plan at any time upon written notice to the Fund. Any changes or instructions to terminate existing Automatic Investment Plans must be received 30 days preceding the date on which the change or termination is to take place. Investors interested in participating in the Automatic Investment plan should complete the Automatic Investment Plan application and return it to the Fund.

                              REDEMPTION OF SHARES

     Registered holders of Fund shares may at any time require the Fund to redeem its shares upon its written request. All correspondence relating to the redemption of shares should be directed to the office of IAI Mutual Funds, P.O. Box 357, Minneapolis, Minnesota 55440. Shareholders may redeem shares by phone, subject to a limit of $50,000, provided such shareholders have authorized the Fund to accept telephone instructions. For assistance in redeeming shares by phone, please contact the IAI Mutual Funds Shareholder Services at 1-800-945-3863.



     Certificates presented for redemption must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed. If no certificate has been issued, redemption instructions must be signed by the person(s) in whose name the shares are registered. If the redemption proceeds are to be paid or mailed to any person other than the shareholder of record or if redemption proceeds are in excess of $50,000, the Fund will require that the signature on the written instructions be guaranteed by a participant in a signature guarantee program, which may include certain national banks or trust companies or certain member firms of national securities exchanges. (Notarization by a Notary Public is NOT ACCEPTED.) If the shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a request for redemption.



     For shareholders who established receiving proceeds by Federal Funds Wire at the time they opened their account, telephone instructions will be accepted for redemption of amount up to $50,000 ($1,000 Minimum) and proceeds will be wired on the next business day to a pre-designated bank account. Wire redemption requests will only be processed on days your bank, the transfer agent, the Portfolios and Norwest Bank Minnesota are open for business.

     In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IAI Shareholder Services at the address listed in the section "Additional Information." The letter must be signed by all registered owners, and their signatures must be guaranteed.

     Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds Wire.

     Neither the transfer agent nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.


     The redemption proceeds received by the investor are based on the net asset value next determined after redemption instructions in good order are received by the Fund. Since the value of shares redeemed is based upon the value of the Fund investment at the time of redemption, it may be more or less than the price originally paid for the shares.


     Payment for shares redeemed will ordinarily be made within seven days after a request for redemption has been made. Normally the Fund will mail payment for shares redeemed on the business day following receipt of the redemption request. The Fund will not send redemption proceeds until checks (including certified checks or cashiers checks) received in payment for shares have cleared, which may take up to ten days or more.



     Following a redemption or transfer request, if the value of a shareholder's interest in the Fund falls below $500, the Fund reserves the right to redeem such shareholder's entire interest and remit such amount. Such a redemption will only be effected following: (a) a redemption or transfer by a shareholder which causes the value of such shareholder's interest in the Fund to fall below $500;
(b) the mailing by the Fund to such shareholder of a notice of intention to redeem; and (c) the passage of at least six months from the date of such mailing, during which time the investor will have the opportunity to make an additional investment in the Fund to increase the value of such investor's account to at least $500.

                               EXCHANGE PRIVILEGE

     The Exchange Privilege enables shareholders to purchase, in exchange for shares of the Fund, shares of other IAI Mutual Funds. These funds have different investment objectives from the Fund. Shareholders may exchange shares of the Fund for shares of another fund managed by IAI, provided that the fund whose shares will be acquired is duly registered in the state of the shareholder's residence and the shareholder otherwise satisfies the fund's purchase requirements. Although the Fund does not currently charge a fee for use of the Exchange Privilege, it reserves the right to do so in the future.

     Because excessive trading can hurt Fund performance and shareholders, there is a limit of four exchanges out of each IAI Mutual Fund per calendar year per account. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit. The Fund reserves the right to temporarily or permanently terminate the Exchange Privilege of any investor who exceeds this limit. The limit may be modified for certain retirement plan accounts, as required by the applicable plan document and/or relevant Department of Labor regulations, and for Automatic Exchange Plan participants. The Fund also reserves the right to refuse or limit exchange purchases by any investor if, in IAI's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

     Fund shareholders wishing to exercise the Exchange Privilege should notify the Fund in writing or, provided such shareholders have authorized the Fund to accept telephone instructions, by telephone. At the time of the exchange, if the net asset value of the shares redeemed in connection with the exchange is greater than the investor's cost, a taxable capital gain will be realized. A capital loss will be realized if at the time of the exchange the net asset value of the shares redeemed in the exchange is less than the investor's cost. The Fund reserves the right to terminate or modify the Exchange Privilege in the future.

                             AUTOMATIC EXCHANGE PLAN

     Investors may arrange to make regular exchanges of $100 or more between any of the IAI Mutual Funds on a monthly basis. Exchanges will take place at the closing price of the fifth day of each month (or the next business day). Shareholders are responsible for making sure sufficient shares exist in the Fund account from which the exchange takes place. If there are not sufficient funds in the Fund account to meet the requested exchange amount, the Automatic Exchange Plan will be suspended. Shareholders may not close Fund accounts through the Automatic Exchange Plan. Investors interested in participating in the Automatic Exchange Plan should complete the Automatic Exchange Plan portion of their application. For assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                          AUTHORIZED TELEPHONE TRADING

     Investors can transact account exchanges and redemptions via the telephone by completing the Authorized Telephone Trading section of the application and returning it to the Fund. Investors requesting telephone trading privileges will be provided with a personal identification number ("PIN") that must accompany any instructions by phone. Shares will be redeemed or exchanged at the next determined net asset value. Telephone redemption proceeds are subject to a $50,000 limit and must be made payable to the owner(s) of record and delivered to the address of record.


     In order to confirm that telephone instructions for redemptions and exchanges are genuine, the Fund has established reasonable procedures, including the requirement that a personal identification number accompany telephone instructions If the Fund or the transfer agent fail to follow these procedures, the Fund may be liable for losses due to unauthorized or fraudulent instructions. To the extent the reasonable procedures are followed, none of the Fund, its transfer agent, IAI, or any affiliated broker dealer will be liable for any loss, injury, damage, or expense for acting upon telephone instructions believed to be genuine, and will otherwise not be responsible for the authenticity of any telephone instructions, and, accordingly, the investor bears the risk of loss resulting from telephone instructions. All telephone redemptions and exchange requests will be tape recorded. Telephone redemptions are not permitted for IRA or Simplified Employee Pension ("SEP") accounts. For redemptions from these accounts, please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for instructions.

                         SYSTEMATIC CASH WITHDRAWAL PLAN

     The Fund has available a Systematic Cash Withdrawal Plan for any investor desiring to follow a program of systematically withdrawing a fixed amount of money from an investment in shares of the Fund. An investment of $10,000 is required to establish the plan. Payments under the plan will be made monthly or quarterly in amounts of $100 or more. Shares will be sold with the closing price of the 15th of the applicable month (or the next business day). To provide funds for payment, the Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. The holder of a Systematic Cash Withdrawal Plan must have income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value.


     Payments under this plan, unless pursuant to a retirement plan, should not be considered income. Withdrawal payments may exceed dividends and distributions and, to this extent, there will be a reduction in the investor's equity. An investor should also understand that this plan cannot insure profit, nor does it protect against any loss in a declining market. Careful consideration should be given to the amount withdrawn each month. Excessive withdrawals could lead to a serious depletion of equity, especially during periods of declining market values. Fund management will be available for consultation in this matter.

     Plan application forms are available through the Fund. If you would like assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The policy of the Fund is to pay dividends from net investment income semiannually and to make distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by the Fund. When you open an account, you should specify on your application how you want to receive your distributions. The Fund offers three options: Full Reinvestment--your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund; Capital Gains Reinvestment--your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; and Cash--your income dividends and capital gain distributions will be paid in cash. Distributions taken in cash can be sent via check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network. Unless directed otherwise by the shareholder, the Fund will automatically reinvest all such distributions into full and fractional shares at net asset value.

     The Fund's Directed Dividend service allows you to invest your dividends and/or capital gain distributions directly into another IAI Mutual Fund. Contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for details.

     The Fund intends to qualify for tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code during the current taxable year. If so qualified, the Fund will not be subject to federal income tax on income that it distributes to its shareholders.

     Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.


     For federal income tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions designated as capital gain dividends are taxed as long-term capital gains, regardless of the length of time the shareholder has held the shares.


     Upon redemption of shares of the Fund the shareholder will generally recognize a capital gain or loss equal to the difference between the amount realized on the redemption and the shareholder's adjusted basis in such shares. Such gain or loss will be long-term if the shares have been held for more than one year. Under the Code, the deductibility of capital losses is subject to certain limitations.


     Annually, IAI will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Whenever you sell shares of the Fund, IAI will send you a confirmation statement showing how many shares you sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your account statements; the information they contain will be essential in calculating the amount of your capital gains.


     The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of the Fund, see "Tax Status" in the Statement of Additional Information.

                           DESCRIPTION OF COMMON STOCK

     All shares of the Fund have equal rights as to redemption, dividends and liquidation, and will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. On some issues, such as the election of directors, all shares of IAI Investment Funds VI, Inc., vote together as one series. On an issue affecting only a particular series, such as voting on the Management Agreement, only the approval of a particular series is required to make the agreement effective with respect to such series.

     Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. An annual meeting will be held on the removal of a director or directors of the Fund if requested in writing by holders of not less than 10% of the outstanding shares of the Fund.

     The shares of the Fund are transferable by endorsement of the certificate if held by the shareholder, or if the certificate is held by the Fund, by delivery to such Fund of transfer instructions. Transfer instructions or certificates should be delivered to the office of the Fund. The Fund is not bound to recognize any transfer until it is recorded on the stock transfer books maintained by the Fund.

                              COUNSEL AND AUDITORS

     The firm of Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, provides legal counsel for the Fund. KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as the independent auditors for the Fund.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     The Custodian for the Fund is Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479. Norwest employs foreign subcustodians and depositories, which were approved by the Fund's Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for the Fund's assets held outside the United States. IAI acts as the Fund's transfer agent, dividend disbursing agent and IRA Custodian, at P.O. Box 357, Minneapolis, Minnesota 55440.


                             ADDITIONAL INFORMATION

     The Fund sends to its shareholders a six-month unaudited and an annual audited financial report, each of which includes a list of investment securities held. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call IAI Mutual Fund Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

     Shareholder inquiries should be directed to the Fund at the telephone number or mailing address listed on the inside back cover of this Prospectus.

                                IAI BALANCED FUND

                       Statement of Additional Information
                              dated August 1, 1997



         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to a Prospectus dated August 1, 1997, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund, 3700 First Bank Place, P.O. Box 357, Minneapolis, Minnesota 55440 (telephone: 1-612-376-2700 or 1-800-945-3863).



                                TABLE OF CONTENTS

                                                                           Page
INVESTMENT OBJECTIVE AND POLICIES...........................................2
INVESTMENT RESTRICTIONS.....................................................14
INVESTMENT PERFORMANCE......................................................16
MANAGEMENT..................................................................18
CUSTODIAL SERVICE...........................................................22
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE..........................22
CAPITAL STOCK...............................................................24
NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................24
TAX STATUS..................................................................25
LIMITATION OF DIRECTOR LIABILITY............................................26
FINANCIAL STATEMENTS........................................................27
Appendix A - Ratings Of Debt Securities.....................................A-1

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and policies of IAI Balanced Fund (the "Fund") are summarized on the front page of the Prospectus and in the text of the Prospectus under "Investment Objectives and Policies." Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment policies will be successful, or that its investment objective will be attained. Certain of the Fund's investment practices are further explained below.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement involves the purchase of securities with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in the Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     The Fund may invest in reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by IAI, the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. Presently, the Fund does not intend to invest more than 5% of its net assets in reverse repurchase agreements.

SECURITIES OF FOREIGN ISSUERS

     The Fund may invest in securities of foreign issuers in accordance with its investment objectives and policies. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

     It is contemplated that most foreign equity securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United
States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

     The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to such Fund's shareholders. The expense ratio of the Fund should not be materially affected by the Fund's investment in foreign securities.


U.S. TREASURY INFLATION-PROTECTION SECURITIES

     The Fund may purchase securities issued by the United States government, which include U.S. Treasury inflation-protection securities.

     Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October, beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

     The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

     The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

     Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

     Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.


ILLIQUID SECURITIES

     The Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

     (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

     (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

     (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

     Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

     1. the frequency of trades and quotes for the security;

     2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

     3. dealer undertakings to make a market in the security; and

     4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of the Fund's investments could be impaired if trading declines.


LENDING PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Fund does not intend to lend more than 5% of its net assets to broker-dealers, banks or other financial borrowers of securities.

VARIABLE OR FLOATING RATE INSTRUMENTS

     Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

     The Fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

     When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     The Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


DOLLAR ROLLS

     In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and lwoer forward price for the futures purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash, government securities, or liquid high-grade debt securities in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon IAI's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund whlie remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price the Fund's shares.


MORTGAGE-BACKED SECURITIES

     The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if IAI determines they are consistent with the Fund's investment objective and policies.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

STRIPPED MORTGAGE BACKED SECURITIES

     Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

ASSET-BACKED SECURITIES

     Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments alternately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

ZERO COUPON BONDS

     Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

LOWER-RATED DEBT SECURITIES

     Balanced Fund may invest in lower-rated debt securities. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

     The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

SWAP AGREEMENTS

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with the Fund's investment objectives and policies.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

INDEXED SECURITIES

     The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of the Fund's investment allocations, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

     Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IAI's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

     The Fund limits the amount of the assets that it invests in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN CURRENCY TRANSACTIONS

     The Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

     The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Fund.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.


     The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money, such amount may be excluded in computing such five percent.


FUTURES CONTRACTS

     When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FMC's other customers, potentially resulting in losses to the Fund.

PURCHASING PUT AND CALL OPTIONS

     By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

     When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

     If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

     Balanced Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

     Balanced Fund may engage in options and futures transactions related to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


                             INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Fund is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of the Fund and may be changed by the Board of Directors without shareholder approval.

     The Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

     As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     For purposes of applying this restriction, the Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33 1 /3% limitation.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.


     For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.


     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

     For purposes of applying this restriction, the Fund will not sell securities short except to the extent that it contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short.

     11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     13. Participate on a joint or a joint and several basis in any securities trading account.

     14. Invest more than 15% of its net assets in illiquid investments.

     15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.


     Any of the Fund's investment policies set forth under "Investment Objective and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 14, the Fund is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Fund's liquid assets.


PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".


                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for the Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

     Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    CTR      =       (ERV-P) 100
                                      -----
                                        P

         Where:     CTR      =       Cumulative total return;

                    ERV      =       ending redeemable value at the end
                                     of the period of a hypothetical
                                     $1,000 payment made at the beginning
                                     of such period; and

                      P      =       initial payment of $1,000

     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n  =     ERV

         Where:       P        =     a hypothetical initial payment of $1,000;

                      T        =     average annual total return;

                      n        =     number of years; and

                      ERV      =    ending redeemable value at the end of the
                                    period of a hypothetical $1,000 payment
                                    made at the beginning of such period.

     The Fund may quote yield figures from time to time. The "yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     The yield formula is as follows:

             YIELD = 2[(a-b + 1)6 -1]
                        ---
                        cd

     Where:  a  =  dividends and interest earned during the period.

             b  =  expenses accrued for the period (net of reimbursements).

             c  =  the   average   daily   number  of  shares
                   outstanding   during  the  period  that  were
                   entitled to receive dividends.

             d  =  the net asset value of the Fund at the end of the period.


     For the period from April 10, 1992 (commencement of operations) through December 31, 1992, and for the years ending December 31, 1993, 1994, 1995, and 1996, the total return of the Fund was 8.9%, 4.99%, (1.45%), 18.56%, and 14.75%,
respectively. The average annual total returns of the Fund from inception of the Fund through March 31, 1997 and for the fiscal year ended March 31, 1997 were 9.77% and 18.55%, respectively. For the thirty-day period ended March 31, 1997, the Fund's yield was 2.70%.

     In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.

     For example, (1) a Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index;
(iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.); (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic business, investment, or financial environment in which such Fund operates; (4) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

     The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

Noel P. Rahn*                            58     Chairman of the      Chief  Executive  Officer and a Director of IAI
3700 First Bank Place                           Board, President     since 1974.  Mr.  Rahn is also  Chairman and President
P.O. Box 357                                                         of the other IAI Mutual Funds and of LifeUSA Funds, Inc.
Minneapolis, Minnesota 55440

Madeline Betsch                          54     Director             Currently   retired;   until  April  1994,  was
19 South 1st Street                                                  Executive  Vice  President,  Director of Client
Minneapolis, Minnesota 55401                                         Services,  of  CME-KHBB  Advertising  since May
                                                                     1985,  and prior  thereto was a Vice  President
                                                                     with    Campbell-Mithun,    Inc.   (advertising
                                                                     agency) since February 1977.


                                      -18-

Name and Address                         Age    Position             Principal Occupation(s) During Past 5 Years
----------------                         ---    --------             -------------------------------------------

W. William Hodgson                       72     Director             Currently   retired;   served  as   information
1698 Dodd Road                                                       manager  for the North  Central  Home Office of
Mendota Heights, Minnesota 55118                                     the  Prudential  Insurance  Company  of America
                                                                     from 1961 until 1984.

George R. Long                           67     Director             Chairman   of   Mayfield    Corp.    (financial
29 Las Brisas Way                                                    consultants  and  venture   capitalists)  since
Naples, Florida 33963                                                1973.

J. Peter Thompson                        64     Director             Grain farmer in  southwestern  Minnesota  since
Route 1                                                              1974.   Prior  to  that,   Mr.   Thompson   was
Mountain Lake, Minnesota 56159                                       employed  by Paine  Webber,  Jackson  & Curtis,
                                                                     Incorporated, (a diversified financial services
                                                                     concern), most recently as Senior Vice President
                                                                     and General Partner.

Charles H. Withers                       70     Director             Currently retired;  was Editor of the Rochester
Rochester Post Bulletin                                              Post-Bulletin,  Rochester,  Minnesota from 1960
P.O. Box 6118                                                        through March 31, 1980.
Rochester, Minnesota 55903

Archie C. Black, III                     35     Treasurer            Senior  Vice  President  and  Chief   Financial
3700 First Bank Place                                                Officer  of IAI and has  served  IAI in several
P.O. Box 357                                                         capacities   since  1987.  Mr.  Black  is  also
Minneapolis, Minnesota 55440                                         Treasurer of the other IAI Mutual Funds and of
                                                                     LifeUSA Funds, Inc.

William C. Joas                          34     Secretary            Vice  President  of IAI  and has  served  as an
3700 First Bank Place                                                attorney  for IAI since 1990.  Mr. Joas is also
P.O. Box 357                                                         Secretary of the other IAI Mutual Funds and of
Minneapolis, Minnesota 55440                                         LifeUSA Funds, Inc.

Larry R. Hill                            44      Vice President,     Executive Vice President and Chief Fixed Income
3700 First Bank Place                            Investments         Officer of IAI and has served as a fixed income
P.O. Box 357                                                         portfolio manager since 1984.  Mr. Hill also serves
Minneapolis, Minnesota 55440                                         as a Vice President of IAI Bond and IAI Institutional
                                                                     Bond Fund.

Donald Hoelting                          36      Vice President,     Vice  President  of IAI.  Prior to joining  IAI
3700 First Bank Place                            Investments         in April 1996, Mr. Hoelting was Chief Investment
P.O. Box 357                                                         Officer and Portfolio Manager for Jefferson National
Minneapolis, Minnesota 55440                                         Bank and Trust from 1986 to 1996.


Susan J. Haedt                           35      Vice President,     Vice  President  of IAI  and  Director  of Fund
3700 First Bank Place                            Director of         Operations.  Prior to joining IAI in 1992,  Ms.
P.O. Box 357                                     Operations          Haedt  served as a Senior  Manager at KPMG Peat
Minneapolis, Minnesota 55440                                         Marwick LLP (an international  tax,  accounting
                                                                     and  consulting  firm).  Ms. Haedt is also Vice
                                                                     President,  Director of  Operations  of the other
                                                                     IAI Mutual Funds and of LifeUSA Funds, Inc.


     * Director who is an interested person (as that term is defined by the Investment Company Act of 1940) of IAI and the Funds.


     Each Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

     No compensation is paid by a Fund to any of its officers. As of January 1, 1996, directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Funds for expenses incurred in connection with attending meetings. Certain information regarding compensation paid to the directors is set forth below.

                                                                               Aggregate Compensation
                                                      Compensation                     from the
      Name of Person, Position                     from Balanced Fund*           19 IAI Mutual Funds**
      ------------------------                     -------------------           -------------------

      Betsch, Madeline  -  Director                      $ 599                          $34,700

      Hodgson, W. William  - Director                    $ 599                          $34,700

      Long, George R.  -  Director                       $ 597                          $34,700

      Thompson, J. Peter  -  Director                    $ 599                          $34,700

      Withers, Charles H.  -  Director                   $ 597                          $34,700
-------------------------
*        For the fiscal year ended March 31, 1997.
**       From all Funds for the calendar year ended December 31, 1996;  excludes expenses incurred in connection with attending meetings.



     The Board of Directors for the Fund has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Fund's Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.




     IAI's ultimate corporate parent is Lloyds TSB Group, plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

HISTORY

     The Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series E common shares is referred to as "IAI Balanced Fund."



MANAGEMENT AGREEMENT

     Effective April 1, 1996, the Fund entered into a new written agreement with IAI (the "Management Agreement"). Pursuant to the Management Agreement, IAI provides the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of such Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by the Fund;
(8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, the Fund has agreed to pay IAI an annual fee as a percentage of such Fund's average daily net assets as set forth below:

         Average Daily Net Assets                    Fee IAI Receives Annually
         ------------------------                    -------------------------

         For the first $250 million                           1.25%
         For the next $250 million                            1.20%
         Above $500 million                                   1.10%


     Except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering Fund shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of such Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.


     The Fund's net assets as of March 31, 1997 were $32,821,552. The Fund paid IAI $440,568 in Management Fees for the year ended March 31, 1997. IAI waived $3,028 in Management Fees, representing the Fund's pro rata payment of directors's fees and expenses.


     IAI has also voluntarily undertaken to pay all expenses of promoting the sale of Fund shares and may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of Fund shareholders and/or which perform services for shareholder accounts.

PRIOR AGREEMENTS

     Effective March 31, 1996, the Investment Advisory Agreement and Administrative Agreement between the Fund and IAI were terminated and replaced by the Management Agreement described above. The services provided by IAI under each of these agreements are substantially similar in nature as those provided under the new Management Agreement.


     Pursuant to the Investment Advisory Agreement, Balanced Fund had agreed to pay IAI a monthly advisory fee based upon average month-end net assets equal on an annual basis to .75% of the first $200 million in net assets, .70% of the next $300 million in net assets, and .65% of net assets in excess of $500 million. For the fiscal years ended March 31, 1995 and 1996, the Fund paid IAI $327,630 and $307,370, respectively, in advisory fees. Balanced Fund's monthly payment of the advisory fee was suspended or reduced (and reimbursement made by IAI if necessary) when it appeared that the amount of expenses would exceed Balanced Fund's applicable expense limit (and after the monthly payment of the distribution fee has been reduced to zero), as set forth below. For the fiscal years ended March 31, 1995 and 1996, IAI was not required to reimburse advisory fees pursuant to the expense limit.




ALLOCATION OF EXPENSES

     Prior to the termination of the Advisory and Administrative Agreements on March 31, 1996 as discussed above, the Fund paid all its other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, interest, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering the Fund's shares, postage, fees to directors who are not "interested persons" of the Fund, distribution expenses pursuant to the Fund's Rule 12b-1 plan, insurance premiums, costs of attending investment conferences and such other costs which may be designated as extraordinary. IAI had agreed to reimburse the Fund for expenses (other than brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses) which exceed 1.25% per year of the average annual month-end net assets of the Fund (the "expense limit"). Certain state securities commissions may impose additional limitations on certain of the Fund's expenses, and IAI may be required by such state commissions to reimburse the Fund for expenses in excess of any limitations as a requirement to selling shares of the Fund in those states.

DURATION OF AGREEMENTS

     The Management Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to the Fund. The Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

                                CUSTODIAL SERVICE

     The custodian for the Fund is Norwest Bank Minnesota, N.A. Norwest Center, Sixth and Marquette, Minneapolis, MN 55479. Norwest has entered into an agreement with Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York ("Morgan Stanley") which enables the Fund to utilize the subcustodian and depository network of Morgan Stanley. Such agreements, subcustodians and depositories were approved by the Fund's Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for the Fund's assets held outside the United States.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     In effecting portfolio transactions on behalf of the Fund, IAI seeks the most favorable net price consistent with the best execution. Generally, the Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, the Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Generally the Fund pays higher than the lowest commission rates available.


     IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by the managed fund investing in common stocks and managed accounts investing in common stocks would primarily benefit the fund and accounts.

     There is no formula for the allocation by IAI of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Although investment decisions for the Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to the Fund and such accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have detrimental effects on the Fund, as they may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.


     For the fiscal years ended March 31, 1995, 1996, and 1997 the Fund paid $109,616, $63,619, and $113,626, respectively, in brokerage commissions. Approximately 8.57% of 1997's commissions were paid to brokerage firms that provided research services to IAI, although the provision of such services was not necessarily a factor in the placement of all of such business with such firms.

                                  CAPITAL STOCK

     The Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc. has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series E common shares. The investment portfolio represented by such shares is referred to as IAI Balanced Fund. As of March 31, 1997, the Fund had 2,973,845 shares outstanding.



     As of May 19, 1997 no person held of record or, to the knowledge of the Fund, beneficially owned more than 5% of the outstanding shares of the Fund, except as set forth in the following table:

==============================================================================
Name and Address                               Number of           Percent of
of Shareholder                                  Shares               Class
==============================================================================

Pentair, Inc. Retirement Savings & Stock     1,204,845.548          38.34%
401(k) Plan
1500 County Road B2 West
St. Paul, MN  55113-3105

Charles Schwab & Co., Inc.                     376,654.277          11.98%
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104



     As a result of its ownership of more than 25% of the Fund's outstanding shares, the Pentair, Inc. Retirement Savings and Stock 401(k) Plan may be deemed to control the Fund.



     In addition, as of May 19, 1997, the Fund's officers and directors as a group owned less than 1% of the outstanding shares of the Fund.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The portfolio securities in which the Fund invests fluctuate in value, and hence, for the Fund, the net asset value per share also fluctuates.

     The net asset value per share of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     On March 31, 1997, the net asset value and public offering price per share of the Fund was calculated as follows:

NAV =      Net Assets ($32,821,552)       =    $11.04
           -----------------------------
           Shares Outstanding (2,973,845)

                                   TAX STATUS

     The tax status of the Fund and distributions of the Fund are summarized in the Prospectus under "Dividends, Distributions and Tax Status."

     Under the Internal Revenue Code of 1986, as amended (the "Code"), individual shareholders may not exclude any amount of distributions from Fund gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of the Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of the Fund may derive from sources other than dividends from domestic corporations, a portion of the Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

     Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of the Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of the Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

     If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to the Fund shareholder if, as is usually the case, Fund shares are a capital asset in the hands of the Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

     Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is the Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.


     If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. If the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

     Because the Fund is required to distribute substantially all of its net investment income in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income the Fund actually receives. Accordingly, in order to make the required distribution, the Fund may be required to borrow or to liquidate securities. The extent to which the Fund may liquidate securities at a gain may be limited by the requirement that generally less than 30% of the Fund's gross income (on an annual basis) consists of gains from the sale of securities held for less than three months.


     Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of the Fund's assets to be invested in various countries is not known. Any amount of taxes paid by the Fund to foreign countries will reduce the amount of income available to the Fund for distributions to shareholders.

     The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of the Fund's Prospectus and this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of the Fund.

                        LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, the Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds VI, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              FINANCIAL STATEMENTS

     The financial statements, included as part of the Fund's 1997 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

RATINGS BY MOODY'S

CORPORATE BONDS

     Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B.  Bonds  rated  B  generally  lack   characteristics   of  the  desirable
investment. Assurances of interest and principal payment or maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicates bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings or projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. With respect to municipal securities, those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

COMMERCIAL PAPER

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime - 1 Superior ability for repayment of senior short-term debt obligations

     Prime  -  2  Strong  ability  for  repayment  of  senior   short-term  debt
obligations

     Prime - 3 Acceptable ability for repayment of senior short-term debt obligations

     If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.


RATINGS BY S&P

CORPORATE BONDS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

     CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC. Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C. The rating C typically applied to debt subordinated to senior debt which assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The D rating will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for the AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

COMMERCIAL PAPER

     A. This highest rating category indicates the greatest capacity for timely payment. Issues in this category are further defined with the designations 1, 2, and 3 to indicate the relative degree to safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

     A-2. Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designed A-1.

     A-3. Issues carrying this designation have adequate capacity for timely repayment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C


Item 24. Financial Statements and Exhibits
------------------------------------------

         (a)  Financial Statements  (Series A, C, E) (1)
                                    (Series B, D) (2)
                                    (Series F) (3)
                                    (Series G) (4)
         (b)  Exhibits

              (1A)  Articles of Incorporation (7)

              (1B)  Certificate of Designation (Series C, D, E) (7)

              (1C)  Certificate of Designation (Series F) (7)

              (1D)  Certificate of Designation (Series G) (3)

              (2)   Bylaws (4)

              (5A)  Investment Advisory Agreement (Series A, C, E, F) (7)

              (5B)  Management Agreement (Series G) (4)

              (5C)  Management Agreement (Series B, D, F) (4)

              (5D)  Subadvisory Agreement (Series D)

              (6A)  Distribution and Shareholder Services Agreement
                      (Series A, C, E) (1)

              (6B)  Distribution and Shareholder Services Agreement
                      (Series F) (2)

              (6C)  Dealer Sales Agreement (Series A, C, E) (1)

              (6D)  Dealer Sales Agreement (Series B, D, F, G) (4)

              (6E)  Shareholder Services Agreement (Series A, C, E) (1)

              (6F)  Shareholder Services Agreement (Series B, D, F, G) (4)

              (8A)  Custodian Agreement (Series A, B, C, D, E, F) (7)

              (8B)  Custodian Agreement (Series G) (4)

              (9)   Administrative Agreement (Series A, C, E, F) (7)

              (11)  Consent of Independent Auditors

              (15)  Plan of Distribution (Series A, C, E) (1)

              (16)  Calculation of Performance Data (6)

              (99)  Annual Report (5)
-------------------------------------

(1) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on July 31, 1995.

(2) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on June 1, 1995.

(3) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on November 17, 1995.

(4) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on January 31, 1996.

(5) Incorporated by reference to the Annual Report filed electronically on Form N-30D on May 29, 1997.

(6) Incorporated by reference to the Post-Effective Amendment No.20 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

(7) Incorporated by reference to the Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on
         July 25, 1996.

Item 25. Persons Controlled by or Under Common Control with Registrant.
-----------------------------------------------------------------------

     Not applicable.

Item 26. Number of Holders Securities.
--------------------------------------

                                                                                     Number of Record Holders
Portfolio                                 Title of Class                               as of April 30, 1997
---------                                 --------------                               --------------------

IAI Investment Funds VI, Inc.         Common Stock (Series A)                                  6,224
                                      Common Stock (Series B)                                    458
                                      Common Stock (Series C)                                  4,139
                                      Common Stock (Series D)                                    757
                                      Common Stock (Series F)                                  1,623
                                      Common Stock (Series G)                                  2,301

Item 27. Indemnification.
-------------------------

     Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on May 22, 1996.

Item 28. Business and Other Connections of Investment Adviser.
--------------------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

     The senior officers and directors of IAI and their titles are as follows:

     Name                                                     Title
     ----                                                     -----

Jeffrey R. Applebaum                                          Senior Vice President
Scott Allen Bettin                                            Senior Vice President
Archie Campbell Black, III                                    Senior Vice President/Treasurer
Iain D. Cheyne                                                Chairman/Director
Stephen C. Coleman                                            Senior Vice President
Larry Ray Hill                                                Executive Vice President
Richard A. Holway                                             Senior Vice President
Irving Philip Knelman                                         President/Chief Operating Officer/Director
Kevin McKendry                                                Director
Timothy A. Palmer                                             Senior Vice President
Peter Phillips                                                Director
Noel Paul Rahn                                                Chief Executive Officer/Director
James S. Sorenson                                             Senior Vice President
R. David Spreng                                               Senior Vice President
Christopher John Smith                                        Senior Vice President/Secretary

     All of such persons have been affiliated with IAI for more than two years except Messrs. Cheyne, McKendry and Phillips. Prior to being appointed to the Board in 1996, Mr. Cheyne was General Manager of Corporate Banking of Lloyds Bank plc, and currently is Managing Director, International Banking, Lloyds TSB Group plc, St. George's House, 6-8 Eastcheap, London, England EC3M 1LL since 1972. Prior to being appointed to the Board in 1996, Mr. McKendry was and remains Bank Counsel to Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1979. Prior to being appointed to the Board in 1996, Mr. Phillips was and remains Executive Vice President and General Manager of Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1993.

     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.

     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                                                          Title
----                                                          -----

Noel Paul Rahn                                                Chairman of the Board of Directors
Roy C. Gillson                                                Chief Investment Officer/Director
Iain D. Cheyne                                                Director
Irving Philip Knelman                                         Director
Hilary Fane                                                   Deputy Chief Investment Officer/Director
Feidhlim O'Broin                                              Associate Director

     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The officers and directors of IAI Trust Company and their titles are as follows:

Name                                                          Title
----                                                          -----
Archie C. Black                                               Chairman of the Board/President//Treasurer
Christopher J. Smith                                          Director/Vice President
Susan J. Haedt                                                Vice President/Director
Darcy Kent                                                    Supervisor of Trust Services
Steven G. Lentz                                               Secretary/Director

Item 29.  Principal Underwriters
--------  ----------------------

         (a)      Not applicable

         (b)      Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

     The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 3700 First Bank Place, Minneapolis, Minnesota 55402.

Item 31. Management Services.
-----------------------------

                  Not applicable.

Item 32. Undertakings.
----------------------

         (a)      Not applicable.

         (b Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without change.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of its Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 20th day of May, 1997.


                                             IAI INVESTMENT FUNDS VI, INC.
                                                 (Registrant)


                                             By /s/Noel P. Rahn
                                                Noel P. Rahn, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/Noel P. Rahn            President (principal                May 20, 1997
Noel P. Rahn               executive officer) & Director


/s/Archie C. Black         Treasurer (principal                May 20, 1997
Archie C. Black III        financial and accounting
                           officer)




Madeline Betsch (1)
Director

W. William Hodgson (1)
Director

George R. Long (1)
Director

J. Peter Thompson (1)
Director

Charles H. Withers (1)
Director


/s/William C. Joas         May 10, 1997
William C. Joas,
Attorney-in-fact

     (1) Registrant's directors executing Powers of Attorney dated August 18, 1993, and filed with the Commission on February 7, 1994.

                                  EXHIBIT INDEX

Exhibit No.       Exhibit Description                      Sequential Page No.
-----------       -------------------                      -------------------
5D                Subadvisory Agreement (Series D)
11                Consent of Independent Auditors